Schedule of Investments
November 30, 2024
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.51%
Alabama–1.90%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$8,950	$8,636,979
Black Belt Energy Gas District (The);
Series 2022 C-1, RB(a)	5.25%	06/01/2029	24,240	25,735,259
Series 2024 A, RB(a)	5.25%	09/01/2032	8,900	9,713,143
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(a)	5.50%	12/01/2028	4,000	4,257,222
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	10,250	10,781,839
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 03/25/2020; Cost $945,200)(c)(d)	5.50%	01/01/2028	1,390	778,400
Series 2007, RB (Acquired 04/27/2007-03/25/2019; Cost $18,675,698)(c)(d)	5.50%	01/01/2043	21,290	11,922,400
Series 2008 A, RB (Acquired 06/30/2008-11/12/2009; Cost $4,404,879)(c)(d)	6.88%	01/01/2043	4,470	2,503,200
Series 2011 A, RB (Acquired 09/20/2011; Cost $2,561,987)(c)(d)	7.50%	01/01/2047	2,600	1,456,000
Series 2012 A, RB (Acquired 11/07/2012; Cost $6,575,000)(c)(d)	5.63%	01/01/2042	6,575	3,682,000
Jefferson (County of), AL;
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	5,000	5,435,721
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	10,000	11,037,082
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,000	1,120,058
Mobile (County of), AL Industrial Development Authority; Series 2024, RB(b)	5.00%	06/01/2054	13,530	13,786,927
Southeast Alabama Gas Supply District (The) (No. 1); Series 2024 A, Ref. RB(a)	5.00%	04/01/2032	11,000	11,830,853
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(a)	5.00%	05/01/2032	10,000	10,710,122
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	10,000	10,528,917
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	3,800	4,105,474
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	5,100	5,216,543
				153,238,139
Alaska–0.05%
Northern Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(f)	0.00%	06/01/2066	29,999	4,040,236
American Samoa–0.18%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	14,603,402
Arizona–2.81%
Arizona (State of) Industrial Development Authority;
Series 2024, RB	5.00%	11/01/2049	2,145	2,325,500
Series 2024, RB	5.00%	11/01/2054	2,500	2,690,169
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(e)	5.00%	07/01/2039	1,000	1,017,553
Series 2022, RB(e)	5.25%	07/01/2052	500	506,327
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(e)	6.00%	07/01/2037	15,760	16,321,448
Series 2017, Ref. RB(e)	6.00%	07/01/2047	15,000	15,383,747
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(e)	5.13%	07/01/2037	1,180	1,194,462
Series 2017 D, Ref. RB(e)	5.00%	07/01/2051	3,300	3,307,774
Series 2017 G, Ref. RB(e)	5.00%	07/01/2051	1,000	1,002,356
Arizona (State of) Industrial Development Authority (Benjamin Franklin Charter School);
Series 2023, RB(e)	5.00%	07/01/2043	1,000	1,007,449
Series 2023, RB(e)	5.25%	07/01/2053	1,000	1,007,409
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(e)	5.70%	07/01/2047	9,730	9,868,723
Series 2016, RB(e)	5.80%	07/01/2052	4,920	4,992,309
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2019 A, RB(e)	5.00%	07/01/2039	1,000	1,003,875
Series 2019 A, RB(e)	5.00%	07/01/2049	4,000	3,938,634
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(e)	5.00%	07/01/2039	$2,635	$2,641,632
Series 2019, RB(e)	5.00%	07/01/2054	6,210	6,014,090
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(e)	5.00%	06/01/2031	5,335	5,439,664
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(e)	5.25%	12/15/2038	1,015	1,033,715
Series 2018 A, RB(e)	5.50%	12/15/2048	3,265	3,312,183
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020 A, RB(g)	4.00%	02/01/2050	15,285	15,102,208
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	8,000	8,000,298
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,418,539
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,480	1,435,860
Series 2017, Ref. RB	5.00%	11/15/2036	2,195	2,086,797
Series 2017, Ref. RB	5.00%	11/15/2040	3,985	3,640,507
Series 2017, Ref. RB	5.00%	11/15/2045	4,695	4,083,597
Series 2018, RB	5.00%	11/15/2053	5,970	4,901,550
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(b)(e)	4.00%	10/15/2047	14,700	13,343,397
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2054	950	955,370
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(e)	5.00%	07/01/2036	2,475	2,504,133
Series 2016, Ref. RB(e)	5.00%	07/01/2047	1,525	1,530,442
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(e)	6.00%	07/01/2043	1,885	1,944,242
Series 2023, RB(e)	6.25%	07/01/2053	1,900	1,951,981
Series 2023, RB(e)	6.38%	07/01/2058	1,250	1,287,972
Phoenix (City of), AZ Industrial Development Authority (Basis Schools);
Series 2015, Ref. RB(e)	5.00%	07/01/2045	3,515	3,519,277
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	2,125	2,127,240
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	1,550	1,551,634
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2015, Ref. RB(e)	5.00%	07/01/2045	1,845	1,848,788
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(e)	9.50%	04/01/2052	7,900	7,122,754
Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	545	540,756
Series 2006, RB	5.80%	12/01/2036	4,385	4,131,973
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	5.38%	06/15/2035	2,370	2,384,817
Series 2015, Ref. RB(e)	5.63%	06/15/2045	3,500	3,513,922
Series 2019, Ref. RB(e)	5.00%	06/15/2052	6,050	5,941,127
Series 2022, Ref. RB(e)	4.00%	06/15/2051	8,800	7,468,653
Pima (County of), AZ Industrial Development Authority (Career Success Schools);
Series 2020, Ref. RB(e)	5.50%	05/01/2040	1,125	1,131,242
Series 2020, Ref. RB(e)	5.75%	05/01/2050	5,000	5,034,350
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools); Series 2019, RB(e)	5.00%	07/01/2049	1,500	1,476,988
Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB(e)	7.00%	07/01/2045	3,027	2,676,748
Series 2016 B, Ref. RB(h)	2.07%	07/01/2045	1,735	433,839
Series 2016 C, Ref. RB(h)	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB(e)	7.00%	09/01/2037	2,978	2,979,612
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.25%	01/01/2053	12,000	13,395,456
Sierra (City of), AZ Vista Industrial Development Authority; Series 2024, Ref. RB(e)	6.13%	06/01/2057	6,000	6,063,201
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project);
Series 2024, RB(e)	5.00%	06/15/2044	$1,330	$1,348,039
Series 2024, RB(e)	5.00%	06/15/2054	1,330	1,335,121
Series 2024, RB(e)	5.00%	06/15/2059	1,800	1,801,950
				226,033,754
Arkansas–0.41%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	20,090	21,004,209
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	11,500	12,224,775
				33,228,984
California–8.63%
Antelope Valley Community College District; Series 2020 B, GO Bonds (INS - AGM)(i)	3.00%	08/01/2050	10,000	8,247,307
Brentwood Union School District (Election of 2016); Series 2022, GO Bonds	5.25%	08/01/2052	4,250	4,665,708
California (State of); Series 2023, GO Bonds(g)	5.25%	09/01/2053	15,000	16,928,475
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(a)	5.00%	04/01/2032	15,000	16,286,851
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024, RB(a)	5.00%	08/01/2032	20,000	21,635,732
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(a)	5.25%	10/01/2031	4,250	4,577,567
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	12,780	2,512,773
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(g)	5.00%	05/01/2045	15,000	18,661,671
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village); Series 2024, RB	5.25%	11/01/2049	9,650	10,928,879
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(g)	5.00%	11/01/2047	10,000	12,060,405
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(a)(b)(e)	8.00%	08/15/2025	18,500	19,063,656
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021, RB(e)(f)	0.00%	01/01/2061	21,110	1,764,733
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	9,635	9,768,763
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(e)	6.63%	01/01/2032	760	759,915
Series 2012, RB(e)	6.88%	01/01/2042	1,465	1,444,273
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2047	3,560	3,610,659
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(i)	5.25%	11/01/2052	3,000	3,212,653
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(e)	5.00%	07/01/2037	13,500	13,506,608
Series 2012, RB(b)(e)	5.00%	11/21/2045	18,260	18,262,354
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(e)	5.00%	11/15/2046	2,000	1,953,063
Series 2021, RB(e)	5.00%	11/15/2051	1,735	1,658,328
Series 2021, RB(e)	5.00%	11/15/2056	1,160	1,094,742
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB(a)(j)	6.40%	12/09/2024	3,000	3,001,829
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2020 A, RB(e)	5.00%	08/01/2050	1,200	1,220,280
Series 2022, RB(e)	5.00%	08/01/2052	2,875	2,920,180
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2022, Ref. RB(e)	5.00%	08/01/2032	660	693,836
Series 2022, Ref. RB(e)	5.38%	08/01/2042	1,150	1,240,264
Series 2022, Ref. RB(e)	5.75%	08/01/2052	1,160	1,265,763
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(e)	5.00%	06/01/2058	500	494,386
California (State of) Statewide Communities Development Authority; Series 2022, RB (INS - AGM)(g)(i)	5.38%	08/15/2057	10,000	10,882,522
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB(e)	6.13%	11/01/2033	1,890	1,893,972
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(e)	6.75%	06/01/2045	$6,370	$6,422,147
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(i)	5.25%	08/15/2052	2,000	2,165,879
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(e)	5.00%	12/01/2046	6,630	6,702,768
Series 2016 A, RB(e)	5.25%	12/01/2056	25,000	25,264,970
Series 2018 A, RB(e)	5.50%	12/01/2058	24,340	25,255,111
Series 2018, RB(e)	5.25%	12/01/2043	500	519,052
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,321,262
Series 2006 A, RB(f)	0.00%	06/01/2046	174,450	46,268,379
Series 2006 C, RB(e)(f)	0.00%	06/01/2055	211,450	12,113,865
California School Facilities Financing Authority; Series 2010, RB (INS - AGM)(f)(i)	0.00%	08/01/2049	29,405	8,737,790
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.75%	09/01/2028	2,160	2,179,880
Series 2008, RB	6.88%	09/01/2038	4,440	4,477,672
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB (INS - AGM)(f)(i)	0.00%	01/15/2036	45,000	30,664,975
Series 2014 A, Ref. RB	6.85%	01/15/2042	5,000	5,967,757
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(f)	0.00%	06/01/2066	468,053	52,548,544
Inland Empire Tobacco Securitization Corp.;
Series 2007 D, RB(f)	0.00%	06/01/2057	46,635	3,807,543
Series 2007 F, RB(e)(f)	0.00%	06/01/2057	99,650	6,437,918
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(b)(g)(k)	5.00%	05/15/2051	5,000	5,232,375
Sacramento (County of), CA (Metro Air Park Community); Series 2022, Ref. RB	5.00%	09/01/2042	1,000	1,056,635
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(f)(i)	0.00%	08/01/2036	7,650	5,141,129
Series 2011 D, GO Bonds (INS - AGM)(f)(i)	0.00%	08/01/2037	13,130	8,439,671
Series 2011 D, GO Bonds (INS - AGM)(f)(i)	0.00%	08/01/2038	13,515	8,267,739
Series 2011 D, GO Bonds (INS - AGM)(f)(i)	0.00%	08/01/2039	13,895	8,117,748
Series 2011 D, GO Bonds (INS - AGM)(f)(i)	0.00%	08/01/2040	14,280	7,963,222
Series 2011 D, GO Bonds (INS - AGM)(f)(i)	0.00%	08/01/2041	14,080	7,494,305
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(b)	4.00%	07/01/2056	2,660	2,553,909
Series 2021 B, RB(b)	5.00%	07/01/2056	13,970	14,500,599
Series 2023 B, RB(b)	5.00%	07/01/2053	36,405	38,461,915
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(l)	5.25%	07/01/2042	10,000	8,454,877
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(b)	5.00%	05/01/2052	1,435	1,505,771
Second Series 2023 C, Ref. RB(b)	5.75%	05/01/2048	10,000	11,234,488
Series 2019 E, RB(b)	5.00%	05/01/2050	13,040	13,459,690
San Francisco Bay Area Rapid Transit District (Green Bonds); Series 2020 C-1, GO Bonds (INS - AGM)(i)	3.00%	08/01/2050	16,770	13,964,729
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(b)	6.40%	12/01/2041	12,398	12,401,960
Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(i)(l)	6.75%	02/01/2052	7,500	6,660,407
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(f)	0.00%	06/01/2036	10,000	5,316,459
Series 2007 A, RB(f)	0.00%	06/01/2047	20,000	5,550,170
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,423,910
Series 2008 A, RB	6.00%	12/01/2033	1,365	1,372,417
Series 2008 A, RB(f)	0.00%	12/01/2045	18,085	4,858,975
Series 2008 A, RB(f)	0.00%	12/01/2046	18,085	4,529,310
Series 2008 A, RB(f)	0.00%	12/01/2047	18,085	4,221,251
Series 2008 A, RB(f)	0.00%	12/01/2048	18,085	3,932,395
Series 2008 A, RB(f)	0.00%	12/01/2049	18,085	3,668,582
Series 2008 A, RB(f)	0.00%	12/01/2050	18,085	3,427,126
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(f)	0.00%	06/01/2054	$19,300	$3,866,174
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	2,555	2,569,410
Washington Township Health Care District (Election of 2020); Series 2023 B, GO Bonds	5.50%	08/01/2053	1,500	1,700,697
				695,421,704
Colorado–11.02%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	3,200	2,866,601
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,846,430
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	14,115,485
Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(l)	5.75%	12/01/2051	6,055	4,489,683
Amber Creek Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	460,283
Aurora Crossroads Metropolitan District No. 2;
Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,456,129
Series 2023 C, GO Bonds	8.00%	12/15/2053	6,653	6,352,683
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	39,195,152
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	4,895	4,947,595
Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	2,066,230
Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,714,849
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,189	2,212,520
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	511,800
Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,690,543
Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(e)	4.88%	12/01/2051	4,500	3,763,152
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,509,288
Series 2018 B, GO Bonds	7.75%	12/15/2041	630	631,053
Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,583,459
Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	4,965,017
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	2,303,047
Baseline Metropolitan District No. 1;
Series 2021 B, GO Bonds(a)(j)	7.50%	12/01/2024	2,195	2,260,850
Series 2024 B, GO Bonds	6.75%	12/15/2054	2,250	2,295,343
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,430,067
Bella Mesa Metropolitan District;
Series 2020 A, GO Bonds(e)(l)	6.75%	12/01/2049	3,785	3,561,058
Series 2024 B, GO Bonds(e)	8.00%	12/15/2054	2,000	2,033,361
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,170,685
Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,728,244
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds(a)(j)	7.00%	12/15/2024	670	677,528
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(l)	7.50%	12/01/2048	7,075	5,674,820
Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(l)	7.50%	12/01/2049	30,465	20,719,438
Buffalo Highlands Metropolitan District; Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,225,550
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,438	1,453,498
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	6,593,017
Series 2024, GO Bonds(e)	8.25%	12/01/2053	3,400	3,463,954
Canyons Metropolitan District No. 5;
Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,767,500
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,782,350
Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,540,342
Series 2024 B, Ref. GO Bonds	6.50%	12/01/2054	1,250	1,308,785
Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,709,971
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(e)	5.00%	12/01/2047	500	491,053
Citadel on Colfax Business Improvement District;
Series 2020 A, RB	5.35%	12/01/2050	2,900	2,784,909
Series 2020 B, RB	7.88%	12/15/2050	465	453,026
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	$3,957	$4,000,205
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	585,599
City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	1,425	1,388,951
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,079,437
Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,494	2,460,495
Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,203,132
Colliers Hill Metropolitan District No. 2;
Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	2,995	3,006,080
Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,562,429
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(e)	5.50%	04/01/2044	1,250	1,308,424
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	725	726,269
Series 2008, RB	6.50%	07/01/2038	1,000	1,001,438
Series 2013, RB	7.45%	08/01/2048	2,245	2,251,808
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 A, RB	5.00%	05/15/2044	3,750	2,758,455
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.50%	11/01/2047	7,250	8,111,020
Series 2022, RB	5.25%	11/01/2052	4,500	4,888,854
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	2,035	1,967,867
Series 2007 A, RB	5.30%	07/01/2037	670	567,245
Colorado (State of) International Center Metropolitan District No. 14;
Series 2018, GO Bonds	5.88%	12/01/2046	13,500	13,603,159
Series 2022, GO Bonds	7.50%	12/15/2051	15,000	14,809,105
Colorado (State of) International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(l)	6.00%	12/01/2047	30,920	28,993,675
Series 2019 A-2, GO Bonds	6.25%	12/01/2048	15,075	15,460,539
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	2,000,472
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(e)	7.50%	12/15/2050	3,495	3,430,967
Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	1,625	1,546,592
Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,824	14,155,434
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	569	553,415
Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	9,000	9,190,498
Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 B, GO Bonds(a)(j)	8.00%	12/15/2024	1,630	1,665,132
Series 2024 B, Ref. GO Bonds	6.13%	12/15/2054	1,200	1,214,558
Dawson Trails Metropolitan District No. 1; Series 2024, GO Bonds(f)	0.00%	12/01/2031	18,400	10,582,070
Deer Creek Villas Metropolitan District; Series 2022 B, GO Bonds	7.75%	12/15/2055	650	630,772
Denver (City & County of), CO;
Series 2018 A, RB(b)(g)	5.00%	12/01/2048	10,000	10,270,622
Series 2021 A, RB(g)	4.00%	08/01/2051	17,350	17,279,259
Series 2022 A, RB(b)	5.00%	11/15/2047	15,180	16,074,295
Series 2022 A, RB(b)	4.13%	11/15/2053	5,000	4,897,857
Series 2022 A, RB(b)	5.50%	11/15/2053	9,255	10,121,185
Series 2022 D, RB(b)(g)(k)	5.00%	11/15/2053	26,000	27,342,817
Series 2022, RB(b)(g)(k)	5.00%	11/15/2042	4,000	4,265,300
Series 2022, RB(b)(g)(k)	5.75%	11/15/2045	8,000	9,003,078
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	32,340	32,349,126
Denver (City & County of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,020,246
Series 2016, Ref. RB	5.00%	12/01/2040	250	253,056
Denver Gateway Center Metropolitan District; Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,855,311
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,295	2,361,549
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(e)	8.00%	12/15/2051	1,905	1,837,704
Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,455	1,972,956
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	3,046,396
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	8.00%	12/15/2052	$3,600	$3,198,967
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	550	549,718
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(e)	6.00%	12/01/2049	2,970	2,979,700
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	942,382
Series 2023 B, GO Bonds(e)	9.00%	12/15/2047	1,046	1,071,031
Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,666,564
Gardens at East Iliff Metropolitan District; Series 2019 B, GO Bonds	8.50%	12/15/2049	680	674,686
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,072,320
Series 2017 A, RB	5.25%	12/01/2047	1,015	1,006,506
Series 2017 B, RB	7.75%	12/15/2047	799	802,215
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(e)	5.50%	12/01/2052	5,490	5,511,780
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	548,370
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,706,483
Haskins Station Metropolitan District; Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,294,483
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	2,000	2,085,566
Series 2024 A-2, RB	6.50%	12/01/2043	2,000	2,109,427
Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(l)	5.75%	12/01/2049	9,000	7,667,889
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,514,610
Series 2022 C, GO Bonds(e)	8.25%	12/15/2052	15,569	15,320,116
Highlands Metropolitan District No. 1; Series 2021, GO Bonds	5.00%	12/01/2051	575	524,971
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	826,579
Homestead Hills Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	722	722,113
Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	8,029,392
Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	4,228,188
Series 2021, GO Bonds	9.00%	12/15/2049	8,405	8,401,399
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	6,909	7,011,219
Series 2024 C, GO Bonds	8.50%	12/16/2026	5	5,033
Series 2024 C, GO Bonds	8.50%	12/16/2053	6,180	6,198,342
Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,320,794
Johnstown Village Metropolitan District No. 2; Series 2020 B, GO Bonds(e)	7.75%	12/15/2050	711	694,451
Jones District Community Authority Board; Series 2020 A, RB(l)	5.75%	12/01/2050	6,815	6,454,700
Karl’s Farm Metropolitan District No. 2; Series 2024 B, GO Bonds	6.20%	12/15/2044	567	584,536
Kinston Metropolitan District No. 5; Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	3,813,037
Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	11,777	10,623,432
Lambertson Farms Metropolitan District No. 1; Series 2024 B, Ref. RB(e)	6.25%	12/20/2054	1,795	1,812,713
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,488	1,469,216
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	616,110
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,740	2,824,385
Lowell Metropolitan District; Series 2023 B-3, Ref. GO Bonds	8.50%	12/15/2052	1,831	1,862,058
Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	3,211,465
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,178	1,191,245
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	623,997
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	322,401
Meadowbrook Crossing Metropolitan District; Series 2020 B, Ref. GO Bonds(e)	7.75%	12/15/2049	494	493,110
Meadowlark Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	607	607,862
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	790	830,833
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,472,665
Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	7.00%	02/01/2025	285	284,891
Series 2003 A, RB	7.00%	02/01/2038	6,200	5,997,808
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,434,857
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Murphy Creek Metropolitan District No. 5;
Series 2022 A, GO Bonds	6.00%	12/01/2052	$3,000	$3,052,378
Series 2022 B, GO Bonds	9.25%	12/15/2052	3,532	3,561,842
MW Retail Business Improvement District; Series 2024, RB(e)	6.00%	12/01/2054	1,800	1,831,997
North Holly Metropolitan District;
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	1,016,873
Series 2018 C, GO Bonds	8.00%	12/15/2050	1,614	1,308,428
North Range Metropolitan District No. 2; Series 2017 B, GO Bonds	7.75%	12/15/2047	1,832	1,840,223
Palisade Metropolitan District No. 2;
Series 2019, GO Bonds(a)(j)	7.25%	12/15/2024	3,712	3,828,036
Series 2024 C, RB(e)	8.00%	12/15/2037	1,080	1,089,870
Series 2024, Ref. RB(e)(l)	5.88%	12/15/2054	1,550	1,422,561
Peak Metropolitan District No. 1; Series 2021 B, GO Bonds(e)	7.63%	12/15/2051	1,652	1,569,931
Poudre Heights Valley Metropolitan District; Series 2024 A, GO Bonds(e)	5.50%	12/01/2054	975	977,965
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	1,000,218
Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	500,515
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(e)	4.75%	12/01/2045	3,930	2,716,567
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds(a)(j)	7.50%	12/01/2024	2,290	2,358,700
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	611,298
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	553,461
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,338	2,399,196
Series 2024 B, GO Bonds	9.00%	12/15/2053	675	690,486
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(h)	6.50%	12/01/2035	1,000	900,000
Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,758,223
RM Mead Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	610	602,514
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,618	1,580,784
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	392,595
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	5,645	5,285,513
Series 2021 B, GO Bonds(e)	8.25%	12/15/2051	7,200	6,484,456
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	13,500	13,600,089
Settler’s Crossing Metropolitan District No. 1;
Series 2020 B, GO Bonds	7.63%	12/15/2050	1,195	1,200,494
Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,547,164
Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	795,270
Silver Peaks Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	533	504,618
Series 2020 B, GO Bonds	7.00%	12/15/2050	500	474,755
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,822,713
Spring Valley Metropolitan District No. 3; Series 2020 B, GO Bonds	8.50%	12/15/2049	638	631,726
St. Vrain Lakes Metropolitan District No. 2;
Series 2017 B, GO Bonds(a)(j)	7.63%	12/15/2024	1,080	1,092,371
Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	1,022,706
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(e)(l)	6.75%	09/20/2054	3,000	2,194,996
Series 2024 B, GO Bonds(e)	8.75%	09/20/2054	1,760	1,762,087
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,921,848
Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	685	692,092
Series 2024 A, Ref. RB(e)	5.75%	12/01/2054	1,150	1,179,620
Series 2024 A, Ref. RB	6.50%	12/01/2054	765	805,733
Series 2024 B, Ref. RB(e)	8.25%	12/15/2054	1,150	1,163,187
Series 2024 B, Ref. RB	8.75%	12/15/2054	750	770,969
Series 2024, RB	5.63%	12/01/2043	1,176	1,229,692
Tailholt Metropolitan District No. 3;
Series 2024 A-1, Ref. GO Bonds	5.50%	12/01/2054	5,000	5,051,552
Series 2024 A-2, Ref. GO Bonds(l)	6.25%	12/01/2054	5,000	3,836,716
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Talon Pointe Metropolitan District; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	$2,595	$2,079,725
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,695	1,667,723
Timberleaf Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	777	770,086
Trails at Crowfoot Metropolitan District No. 3; Series 2024 B, Ref. GO Bonds	6.88%	12/15/2052	1,375	1,380,570
Trailside Metropolitan District No. 4; Series 2024 B, GO Bonds	7.00%	12/15/2051	1,469	1,472,514
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(l)	5.50%	12/01/2051	3,000	2,419,857
Trevenna Metropolitan District;
Series 2024 A, GO Bonds	5.75%	12/01/2054	2,525	2,568,684
Series 2024 B, GO Bonds	8.25%	12/15/2049	627	639,619
Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds	6.25%	12/01/2049	1,240	1,248,896
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	8,332,638
USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(e)	7.75%	12/15/2052	24,275	23,683,644
Velocity Metropolitan District No. 5; Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	13,165,987
Verve Metropolitan District No. 1; Series 2023, GO Bonds	6.75%	12/01/2052	4,385	4,400,717
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(e)	5.70%	12/01/2051	27,543	27,205,571
Villages at Johnstown Metropolitan District No. 3; Series 2020 B, GO Bonds	7.50%	12/15/2050	843	812,056
Vista Meadows Metropolitan District; Series 2023, GO Bonds	9.25%	12/15/2053	1,418	1,451,334
Vista Meadows Metropolitan District (Senior Bonds); Series 2023 A, GO Bonds	7.25%	12/01/2053	8,750	8,986,735
Wagons West Metropolitan District; Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	541,486
Water Valley Metropolitan District No. 3;
Series 2024 A, GO Bonds	5.25%	12/01/2054	600	615,357
Series 2024 B, GO Bonds	6.25%	12/15/2054	829	847,611
Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	4,206,848
Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	15,963,752
Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,928,961
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(e)	6.50%	12/01/2050	1,500	1,585,896
West Point Metropolitan District Park Ridge Subdistrict; Series 2024, GO Bonds(e)	6.50%	12/01/2048	2,000	2,060,647
Westerly Metropolitan District No. 4;
Series 2021 A-2, GO Bonds(l)	5.20%	12/01/2050	1,000	763,242
Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	4,008,129
Wild Plum Metropolitan District; Series 2019 B, GO Bonds(a)(e)(j)	7.75%	12/01/2024	505	520,150
Willow Springs Metropolitan District;
Series 2019 B, GO Bonds(a)(j)	7.75%	12/01/2024	650	669,500
Series 2024 B, GO Bonds(e)	6.50%	10/15/2054	500	508,700
Windler Public Improvement Authority;
Series 2021 A-2, RB(l)	4.13%	12/01/2031	1,500	1,226,522
Series 2021 A-2, RB(l)	4.50%	12/01/2041	1,130	819,702
Series 2021 A-2, RB(l)	4.63%	12/01/2051	12,435	8,225,984
Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(e)	5.13%	12/01/2050	2,700	2,437,447
				887,529,134
Connecticut–0.15%
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2039	1,100	1,109,368
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	5,670	5,492,698
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(c)(h)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	4,000	4,374,247
				11,928,513
Delaware–0.18%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.);
Series 2016 A, RB	5.00%	06/01/2046	1,250	1,252,496
Series 2016 A, RB	5.00%	06/01/2051	1,100	1,100,626
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(e)	5.13%	07/01/2038	7,984	8,020,187
Series 2018, Ref. RB(e)	5.25%	07/01/2048	4,096	4,110,000
				14,483,309
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–0.84%
District of Columbia;
Series 2023 A, RB	5.25%	05/01/2048	$11,500	$12,798,953
Series 2024, RB(e)(l)	6.25%	06/01/2041	3,000	1,838,159
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2037	1,370	1,385,797
Series 2017 A, RB	5.00%	07/01/2052	9,485	9,181,341
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	915	944,621
Series 2006 C, RB(f)	0.00%	06/15/2055	60,320	6,558,696
Metropolitan Washington Airports Authority;
Series 2018 A, Ref. RB(b)	5.00%	10/01/2043	2,820	2,902,922
Series 2021 A, Ref. RB(b)	5.00%	10/01/2046	5,000	5,248,550
Series 2022, Ref. RB (INS - AGM)(i)	4.00%	10/01/2052	4,365	4,265,573
Series 2023 A, Ref. RB(b)(g)(k)	5.25%	10/01/2048	7,710	8,310,870
Series 2023 A, Ref. RB(b)	4.50%	10/01/2053	1,250	1,270,717
Series 2024 A, Ref. RB(b)	5.50%	10/01/2054	11,750	12,930,426
				67,636,625
Florida–10.09%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 09/15/2020; Cost $890,401)(c)(d)	5.63%	11/15/2029	1,000	650,000
Series 2014, RB (Acquired 06/03/2020-06/04/2020; Cost $3,437,500)(c)(d)	6.00%	11/15/2029	4,000	2,600,000
Series 2014, RB (Acquired 03/31/2020-10/04/2021; Cost $2,778,252)(c)(d)	6.00%	11/15/2034	3,305	2,148,250
Series 2014, RB (Acquired 02/26/2014-12/04/2020; Cost $19,992,661)(c)(d)	6.25%	11/15/2044	22,145	14,394,250
Series 2014, RB (Acquired 02/26/2014-09/15/2020; Cost $4,772,051)(c)(d)	6.38%	11/15/2049	5,130	3,334,500
Series 2014, RB (Acquired 09/15/2020; Cost $2,236,682)(c)(d)	5.00%	12/31/2079	2,320	1,508,000
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2019, RB	4.00%	12/01/2049	2,500	2,436,368
Series 2022, RB(g)(k)	4.00%	12/01/2049	11,450	11,158,564
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $40,750,000)(c)(d)(e)	5.00%	11/15/2061	40,750	29,360,318
Babcock Ranch Community Independent Special District; Series 2024, RB(e)	5.25%	05/01/2055	1,000	1,009,678
Boggy Creek Improvement District;
Series 2023, Ref. RB	5.13%	05/01/2043	1,775	1,826,617
Series 2023, Ref. RB	5.38%	05/01/2053	4,325	4,430,931
Brevard (County of), FL Health Facilities Authority; Series 2022, RB(g)(k)	5.00%	04/01/2052	10,000	10,560,105
Broward (County of), FL; Series 2022, RB(g)	5.50%	01/01/2055	10,000	11,092,282
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	715	715,299
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2055	4,800	4,417,833
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB (Acquired 06/15/2018; Cost $2,738,763)(c)(d)	4.00%	07/01/2038	2,750	563,750
Series 2018 A-1, RB (Acquired 06/15/2018; Cost $987,550)(c)(d)	4.00%	07/01/2043	1,000	205,000
Series 2018 A-1, RB (Acquired 08/07/2019; Cost $6,037,259)(c)(d)	5.00%	07/01/2048	5,660	1,160,300
Series 2018 A-1, RB (Acquired 06/15/2018; Cost $1,958,274)(c)(d)	4.13%	07/01/2053	2,000	410,000
Series 2018 B, RB (Acquired 06/15/2018; Cost $511,723)(c)(d)	5.00%	07/01/2043	500	7,500
Series 2018 B, RB (Acquired 06/15/2018-02/05/2019; Cost $1,100,398)(c)(d)	5.00%	07/01/2053	1,100	16,500
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(e)	5.00%	06/01/2056	520	484,219
Series 2021, RB(e)	5.00%	06/01/2056	900	838,072
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	4,825	3,861,475
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(e)	5.00%	07/01/2037	1,000	880,223
Series 2017, Ref. RB(e)	5.00%	07/01/2046	600	467,928
Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(e)	4.00%	06/15/2051	2,220	1,760,599
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 12/02/2015; Cost $5,348,646)(c)(d)(e)	6.75%	01/12/2035	5,405	1,459,350
Series 2015, RB (Acquired 12/02/2015; Cost $1,976,520)(c)(d)(e)	7.00%	12/01/2045	2,000	540,000
Series 2015, RB (Acquired 12/02/2015; Cost $989,541)(c)(d)(e)	7.13%	12/01/2050	1,000	270,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(e)	5.25%	12/01/2043	$18,350	$18,755,449
Series 2018 A, RB(e)	5.25%	12/01/2058	16,600	16,766,606
Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021, RB(e)(f)	0.00%	01/01/2061	12,290	975,081
Capital Trust Authority (Academir Charter Schools, Inc.); Series 2024, Ref. RB(e)	5.25%	06/01/2054	2,500	2,507,853
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(e)	6.63%	06/15/2054	12,000	12,511,727
Capital Trust Authority (Classical Academy of Sarasota (The)); Series 2024, RB(e)	5.25%	07/01/2054	2,735	2,734,057
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(e)	6.50%	12/15/2053	1,815	1,851,146
Series 2023, RB(e)	6.50%	12/15/2058	3,100	3,153,925
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(b)(e)	5.00%	10/01/2049	2,420	2,438,571
Series 2021, RB(b)(e)	4.00%	10/01/2041	4,500	4,208,526
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013-09/18/2020; Cost $4,670,749)(c)(d)(e)	8.13%	05/15/2044	4,974	64,162
Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $32,773,541)(c)(d)(e)	8.25%	05/15/2049	33,235	428,739
Series 2015 A, RB(c)(e)	5.50%	05/15/2025	260	3,352
Series 2015 A, RB(c)(e)	6.25%	05/15/2035	659	8,500
Series 2015 A, RB (Acquired 06/30/2015; Cost $2,259,208)(c)(d)(e)	6.50%	05/15/2049	2,259	29,144
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group);
Series 2020, Ref. RB	4.00%	08/15/2045	12,830	12,102,218
Series 2020, Ref. RB (INS - AGM)(i)	3.00%	08/15/2050	13,685	10,484,516
Florida (State of), FL Department of Transportation (Turnpike); Series 2022 C, RB(g)	5.00%	07/01/2052	10,000	10,872,334
Florida Development Finance Corp.;
Series 2022, RB(a)(b)(e)	8.25%	02/14/2025	39,000	40,188,225
Series 2023, RB(a)(b)(e)	6.13%	07/01/2026	1,400	1,436,877
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(e)	12.00%	07/15/2028	13,875	14,808,088
Series 2024, Ref. RB (INS - AGM)(b)(i)	5.00%	07/01/2044	10,000	10,480,727
Series 2024, Ref. RB (INS - AGM)(b)(i)	5.25%	07/01/2047	12,000	12,727,789
Series 2024, Ref. RB(b)	5.25%	07/01/2047	15,000	15,478,650
Series 2024, Ref. RB (INS - AGM)(b)(i)	5.25%	07/01/2053	25,500	26,819,301
Series 2024, Ref. RB(b)	5.50%	07/01/2053	18,000	18,794,133
Florida Development Finance Corp. (Central Charter School);
Series 2022, Ref. RB(e)	5.63%	08/15/2042	1,515	1,516,263
Series 2022, Ref. RB(e)	5.88%	08/15/2052	5,000	5,013,295
Series 2022, Ref. RB(e)	6.00%	08/15/2057	5,750	5,791,650
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(a)(b)(e)	4.38%	10/01/2031	5,000	5,058,307
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2056	3,815	3,827,535
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(e)(f)(h)	0.00%	05/15/2037	970	10
Series 2017, Ref. RB(e)	6.38%	05/15/2037	2,705	2,451,173
Series 2017, Ref. RB(e)(h)	6.38%	05/15/2037	1,265	253,000
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(e)	6.25%	06/15/2028	2,000	2,014,805
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(e)	6.13%	06/15/2046	14,035	14,107,193
Florida Development Finance Corp. (UF Health Jacksonville); Series 2022, Ref. RB	5.00%	02/01/2052	3,000	3,030,768
Gramercy Farms Community Development District;
Series 2007 A-1, RB(c)	5.25%	05/01/2039	1,335	214
Series 2007 A-2, RB(c)	5.25%	05/01/2039	1,700	272
Series 2011, Ref. RB	6.75%	05/01/2039	1,145	1,146,460
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $9,867,510)(c)(d)	6.25%	04/01/2049	11,231	786,150
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB(g)(j)	5.50%	11/15/2054	30,000	34,060,260
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.88%	05/01/2055	2,750	2,859,048
Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	10,005	10,360,571
JEA Electric System; Series 2008 D, VRD RB(m)	0.85%	10/01/2038	6,960	6,960,000
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	780	780,869
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	$9,000	$9,116,803
Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	6,054,495
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.50%	07/15/2048	2,250	2,257,891
Series 2018 A, RB(e)	5.75%	07/15/2053	2,030	2,050,282
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.25%	05/01/2044	585	592,058
Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(a)(e)	5.50%	07/01/2026	6,195	6,175,322
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR(e)	5.50%	06/15/2032	1,785	1,786,296
Series 2012, IDR(e)	5.75%	06/15/2042	3,210	3,211,041
Miami-Dade (County of), FL;
Series 2009 E, VRD RB (LOC - TD Bank, N.A.)(m)(n)	2.86%	10/01/2048	50,000	50,000,000
Series 2009, RB(f)	0.00%	10/01/2035	12,000	8,095,250
Series 2009, RB(f)	0.00%	10/01/2042	42,215	20,093,639
Series 2017 B, Ref. RB(b)(g)(k)	5.00%	10/01/2040	8,900	9,081,846
Series 2021, RB (INS - AGM)(i)	3.00%	10/01/2051	12,000	9,924,496
Series 2022 A, RB(g)	5.00%	04/01/2052	15,720	16,972,125
Series 2022 A, Ref. RB(b)	5.25%	10/01/2052	19,250	20,592,333
Series 2022, RB(g)	5.00%	07/01/2052	10,000	10,715,053
Series 2024 A, RB	5.25%	10/01/2054	17,000	18,850,035
Subseries 2021 A-1, Ref. RB (INS - AGM)(b)(i)	4.00%	10/01/2045	9,000	8,617,735
Middleton Community Development District A;
Series 2024, RB	4.20%	05/01/2039	600	601,005
Series 2024, RB	4.55%	05/01/2044	600	600,877
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB(g)	4.00%	10/01/2052	17,245	16,912,634
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities Obligated Group); Series 2024, Ref. RB	5.00%	08/01/2054	3,450	3,557,239
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	605	605,360
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	1,960	1,962,235
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	409	410,098
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	95	95,108
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	410	410,468
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	160	160,182
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $6,660,000)(b)(d)(e)	5.88%	01/01/2033	6,660	5,986,619
Reunion East Community Development District;
Series 2002 A-2, RB(c)(h)	7.38%	05/01/2033	145	1
Series 2005, RB(c)(h)	5.80%	05/01/2036	1,716	17
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2018, RB(g)	4.00%	07/01/2048	36,680	35,528,541
Seminole (County of), FL; Series 2022, RB(g)	5.00%	10/01/2052	10,000	10,781,026
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	3,500	3,429,067
St. Johns (County of), FL; Series 2022, RB(g)	5.00%	06/01/2047	14,865	16,251,786
St. Lucie (County of), FL School Board; Series 2023 A, COP (INS - AGM)(i)	4.00%	07/01/2053	19,835	19,621,234
Sterling Hill Community Development District; Series 2003 A, RB(h)(o)	6.20%	05/01/2035	1,375	632,351
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.);
Series 2015, Ref. RB	5.00%	12/01/2040	1,940	1,941,083
Series 2016, RB	5.00%	12/01/2055	1,020	1,018,395
Tampa Bay (City of), FL Water; Series 2001 A, RB(g)	6.00%	10/01/2029	13,440	15,161,312
Tender Option Bond Trust Receipts/Certificates;
Series 2021, VRD RB(e)(m)	2.98%	09/01/2047	5,000	5,000,000
Series 2022, VRD RB (LOC - Mizuho Capital Mkts LLC)(e)(m)(n)	3.18%	11/01/2035	10,000	10,000,000
Tolomato Community Development District; Series 2024, RB	4.80%	05/01/2044	880	871,327
Two Lakes Community Development District; Series 2024, RB	5.00%	05/01/2044	1,000	1,057,578
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Venice (City of), FL (Village on the Isle); Series 2024 A, RB(e)	5.50%	01/01/2055	$1,000	$1,031,125
				813,028,818
Georgia–1.37%
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(e)	5.56%	12/15/2048	13,000	11,208,354
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2049	10,150	10,106,772
Cobb (County of), GA Development Authority (Northwest Classical Academy);
Series 2023, RB(e)	6.00%	06/15/2043	975	1,006,846
Series 2023, RB(e)	6.40%	06/15/2053	1,850	1,909,646
Series 2023, RB(e)	6.38%	06/15/2058	1,250	1,281,779
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.75%	04/01/2053	6,375	7,233,419
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System); Series 2017, RB	4.00%	08/15/2048	7,000	6,686,689
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB	4.00%	07/01/2049	15,000	14,752,017
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.);
Series 2021 A, RB	4.00%	02/15/2051	2,630	2,577,730
Series 2021, RB	4.00%	02/15/2046	6,200	6,110,931
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(e)	5.00%	01/01/2054	6,000	5,900,472
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	8,220	8,245,187
Main Street Natural Gas, Inc.; Series 2022 C, RB(a)(e)	4.00%	11/01/2027	29,000	29,064,200
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(e)	5.00%	11/01/2047	4,480	4,449,591
				110,533,633
Hawaii–0.21%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group); Series 2024, RB	5.50%	07/01/2052	15,000	16,619,166
Idaho–0.52%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(e)	5.50%	09/01/2053	2,000	2,053,301
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (Acquired 11/03/2006; Cost $7,640,000)(b)(c)(d)(h)	7.50%	12/30/2049	7,640	0
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	3.80%	10/01/2031	550	523,539
Series 2014, RB	4.00%	10/01/2033	1,000	941,743
Series 2014, RB	4.50%	10/01/2050	7,030	6,162,302
Series 2014, RB	4.55%	10/01/2056	19,500	16,835,456
Series 2021, Ref. RB	8.00%	10/01/2028	3,450	3,422,112
Idaho (State of) Housing & Finance Association; Series 2024 A, RB (CEP - GNMA)	4.65%	01/01/2054	8,955	9,026,801
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(e)	4.00%	05/01/2057	1,705	1,352,412
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(e)(f)	0.00%	07/01/2049	9,112	1,756,879
				42,074,545
Illinois–6.01%
Bolingbrook (Village of), IL; Series 2005, RB	6.00%	01/01/2026	4,500	4,379,510
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(e)	6.25%	09/01/2045	4,000	4,010,794
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,146,365
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,151,281
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,001,539
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,160,937
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,076,807
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,500,920
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2035	10,640	10,643,914
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	375,138
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	399,990
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,441,927
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2015 A, GO Bonds	5.50%	01/01/2035	$2,000	$2,000,736
Series 2017 A, Ref. GO Bonds(g)(k)	6.00%	01/01/2038	64,150	66,524,955
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2040	6,500	6,973,069
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(h)	7.46%	02/15/2026	1,485	1,084,158
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(b)(g)(k)	5.00%	01/01/2048	14,000	14,595,276
Series 2022 A, RB(b)	5.25%	01/01/2053	14,000	14,736,490
Series 2022 A, RB(b)	5.50%	01/01/2055	3,495	3,759,615
Series 2024 A, RB(b)	5.50%	01/01/2059	7,905	8,642,778
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	12,280	12,242,827
Series 2015 C, GO Bonds	5.25%	12/01/2039	28,060	28,060,311
Series 2017 G, Ref. GO Bonds	5.00%	12/01/2034	3,340	3,378,299
Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	18,987,609
Series 2022 A, GO Bonds	4.00%	12/01/2047	2,000	1,708,349
Series 2023 A, GO Bonds	5.88%	12/01/2047	3,000	3,251,815
Series 2023 A, GO Bonds	6.00%	12/01/2049	12,500	13,615,174
Series 2023, RB	5.75%	04/01/2048	3,500	3,840,573
Evanston (City of), IL (Roycemore School); Series 2021, RB(e)	4.63%	04/01/2051	1,250	989,187
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	10,350	10,829,181
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,598,148
Series 2024 B, GO Bonds	5.25%	05/01/2047	2,500	2,729,167
Series 2024 B, GO Bonds	5.25%	05/01/2049	3,000	3,254,764
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	4,020	4,025,465
Illinois (State of) Finance Authority; Series 2023, RB(a)(b)(e)	7.38%	09/01/2033	10,000	11,748,995
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(e)	5.63%	08/01/2053	500	536,137
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(e)	6.00%	12/01/2045	3,715	3,747,822
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019-04/06/2020; Cost $3,023,054)(d)	5.00%	11/01/2035	3,000	2,073,750
Series 2019 A, Ref. RB (Acquired 11/27/2019-11/08/2022; Cost $17,517,658)(d)	5.00%	11/01/2040	20,210	12,869,249
Series 2019 A, Ref. RB (Acquired 11/27/2019-06/28/2023; Cost $26,939,966)(d)	5.00%	11/01/2049	27,085	16,454,289
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB (Acquired 04/12/2017; Cost $6,795,000)(d)	5.25%	05/15/2037	6,795	6,559,980
Series 2017, Ref. RB (Acquired 04/12/2017-09/08/2020; Cost $12,542,614)(d)	5.25%	05/15/2048	12,770	11,483,549
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(g)(k)	5.00%	08/15/2051	25,000	26,564,245
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	65,399	35,738,174
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(a)(j)	5.25%	05/15/2025	4,810	4,853,770
Series 2015, Ref. RB(a)(j)	5.25%	05/15/2025	1,850	1,866,835
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	750,370
Series 2014, Ref. RB	6.13%	02/01/2045	1,145	1,145,417
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	9,170	8,944,996
Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	992,281
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	985	1,002,599
Series 2017, Ref. RB	5.25%	02/15/2037	2,365	2,406,604
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-2, VRD RB (LOC - TD Bank, N.A.)(m)(n)	0.55%	08/01/2043	2,600	2,600,000
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	7,495	7,566,020
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,794,257
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(e)	5.45%	01/01/2046	5,000	3,904,881
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB(f)	0.00%	12/15/2051	$13,165	$3,910,505
Series 2015 A, RB	5.00%	06/15/2053	4,000	4,025,663
Series 2017 A, RB (INS - AGM)(f)(i)	0.00%	12/15/2056	5,000	1,240,072
Series 2017 B, Ref. RB(f)	0.00%	12/15/2054	5,000	1,283,172
Series 2017, RB	5.00%	06/15/2057	11,000	11,223,106
Malta (Village of), IL (Prairie Springs); Series 2006, RB(h)	5.75%	12/30/2025	1,800	414,000
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,160	1,201,451
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,942,118
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(c)(h)	5.80%	03/01/2037	5,615	617,650
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(b)	5.75%	08/01/2042	1,945	1,946,843
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	130	130,006
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB(f)	0.00%	12/31/2038	1,915	1,591,417
Yorkville (United City of), IL (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	2,165	2,165,406
				484,412,697
Indiana–0.31%
Indiana (State of) Finance Authority (Indiana University Health); Series 2019 A, RB(g)(k)	4.00%	12/01/2049	13,000	12,728,599
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(e)	5.90%	07/01/2038	1,000	1,002,824
Series 2018 A, Ref. RB(e)	6.00%	07/01/2048	2,750	2,755,733
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,642,052
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	2,000	2,177,581
				25,306,789
Iowa–1.13%
Iowa (State of) Finance Authority (Green Bonds); Series 2024, RB (CEP - GNMA)	4.75%	07/01/2049	5,220	5,373,758
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2022, Ref. RB(a)(j)	5.00%	12/01/2032	7,700	8,902,704
Series 2022, Ref. RB(a)(j)	5.00%	12/01/2032	7,200	8,324,606
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2023, Ref. RB	7.50%	05/15/2053	3,000	3,379,627
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(e)	6.00%	11/01/2042	6,000	6,052,401
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(f)	0.00%	06/01/2065	380,750	59,179,782
				91,212,878
Kansas–0.19%
Olathe (City of), KS (West Village Center); Series 2007, RB	5.50%	09/01/2026	1,320	1,320,000
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(h)(o)	5.75%	12/01/2025	214	160,098
Series 2006 A, RB(h)(o)	5.88%	12/01/2025	401	300,662
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(h)(o)	5.88%	12/01/2025	493	493,410
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2019, Ref. RB	5.00%	05/15/2034	1,000	1,011,903
Series 2019, Ref. RB	5.00%	05/15/2050	1,915	1,752,805
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	10,000	10,251,005
				15,289,883
Kentucky–0.72%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	11,895	12,045,417
Series 2016, Ref. RB	5.50%	02/01/2044	8,500	8,574,500
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	1,960	1,601,692
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2012, Ref. RB	5.38%	11/15/2042	2,300	1,975,808
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,528,672
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	$1,200	$1,185,408
Series 2015, Ref. RB	5.75%	11/15/2045	2,600	2,443,622
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,297,196
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB	6.60%	07/01/2039	9,000	10,585,503
Series 2013 C, RB	6.75%	07/01/2043	5,000	5,876,461
Series 2013 C, RB	6.88%	07/01/2046	7,000	8,237,196
				58,351,475
Louisiana–1.70%
Lafayette (Parish of), LA School Board; Series 2023, RB	4.00%	04/01/2048	8,500	8,631,516
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,265,203
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,152,274
Series 2015 A, Ref. RB	6.25%	11/15/2045	7,735	7,753,763
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption (Parish of), LA Gomesa); Series 2021, RB(e)	3.88%	11/01/2045	5,455	5,108,487
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron (Parish of), LA Gomesa) (Green Bonds); Series 2018, RB(e)	5.65%	11/01/2037	3,075	3,281,120
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche (Parish of), LA Gomesa); Series 2019, RB(e)	3.95%	11/01/2043	3,712	3,549,113
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	445	466,812
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary (Parish of), LA Gomesa); Series 2019, RB(e)	4.40%	11/01/2044	3,175	3,198,736
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne (Parish of), LA Gomesa); Series 2018 A, RB(e)	5.50%	11/01/2039	1,535	1,614,757
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(e)	4.63%	11/01/2038	1,460	1,498,566
Louisiana (State of) Public Facilities Authority; Series 2023, RB(a)(b)(e)	6.50%	10/01/2028	4,500	4,873,742
Louisiana (State of) Public Facilities Authority (Air Products & Chemicals); Series 2009 A, VRD RB(m)	1.90%	08/01/2049	30,000	30,000,000
Louisiana (State of) Public Facilities Authority (Encore Academy); Series 2021, RB (Acquired 11/03/2021; Cost $1,915,764)(c)(d)(e)	5.00%	06/01/2051	1,835	1,101,221
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(b)	5.50%	09/01/2059	26,205	28,381,517
Series 2024, RB(b)	5.75%	09/01/2064	11,645	12,811,441
Plaquemines Port Harbor & Terminal District; Series 2024 A, RB(e)	9.00%	12/01/2044	14,200	14,585,336
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 2, RB(e)	6.35%	07/01/2040	3,000	3,319,890
				136,593,494
Maine–0.13%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	6,800	6,819,704
Series 2016 A, RB	5.00%	07/01/2046	3,705	3,711,779
				10,531,483
Maryland–0.17%
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	2,145	2,145,476
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,557,102
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	5,000	4,964,152
Montgomery (County of), MD; Series 2017 E, VRD GO Bonds(m)	0.50%	11/01/2037	2,040	2,040,000
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	2,100	2,101,598
				13,808,328
Massachusetts–1.70%
Collegiate Charter School of Lowell; Series 2019, RB	5.00%	06/15/2049	1,750	1,756,374
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(g)(i)	5.50%	08/01/2030	$32,040	$36,394,377
Series 2023, GO Bonds(g)	5.00%	05/01/2053	10,020	10,887,547
Series 2024, GO Bonds(g)	5.00%	01/01/2054	25,000	27,265,133
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	7,150	7,152,769
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	8,165	8,170,627
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.25%	01/01/2042	7,000	7,103,291
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(g)	5.50%	07/01/2032	5,015	6,041,369
Massachusetts (Commonwealth of) Transportation Fund;
Series 2022 A, RB(g)	5.00%	06/01/2050	15,000	16,034,160
Series 2022 B, RB(g)	5.00%	06/01/2052	15,000	16,187,220
				136,992,867
Michigan–1.36%
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,575	2,574,807
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,364,251
Detroit (City of), MI; Series 2014 B-1, GO Bonds	4.00%	04/01/2044	10,510	8,527,038
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,180	1,148,186
Ivywood Classical Academy;
Series 2023, RB	5.88%	01/01/2044	1,970	2,015,805
Series 2023, RB	6.00%	01/01/2054	3,885	3,949,946
Series 2023, RB	6.25%	01/01/2059	2,755	2,818,310
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(e)	5.00%	08/15/2041	1,235	1,123,944
Series 2021, Ref. RB(e)	5.00%	08/15/2051	1,510	1,271,392
Michigan (State of); Series 2024, RB(g)	5.50%	11/15/2049	15,000	17,158,520
Michigan (State of) Finance Authority; Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2065	82,350	9,221,981
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,173,126
Michigan (State of) Finance Authority (McLaren Health Care); Series 2019 A, RB(g)	4.00%	02/15/2050	14,975	14,294,783
Michigan (State of) Finance Authority (Thomas M. Colley Law School); Series 2014, Ref. RB(e)	6.25%	07/01/2029	2,430	2,415,891
Michigan (State of) Housing Development Authority;
Series 2022, RB(g)(k)	5.10%	12/01/2037	10,000	10,805,388
Series 2022, RB(g)(k)	5.20%	12/01/2040	4,425	4,662,159
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB (Acquired 09/30/2016; Cost $1,971,324)(c)(d)(e)	5.00%	07/01/2036	1,970	1,083,500
Series 2016, RB (Acquired 09/30/2016-10/12/2021; Cost $1,883,381)(c)(d)(e)	5.00%	07/01/2046	2,000	1,100,000
Series 2016, RB (Acquired 09/30/2016-10/07/2021; Cost $2,931,558)(c)(d)(e)	5.00%	07/01/2051	3,080	1,694,000
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	6,095	5,025,037
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2051	2,000	1,683,962
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	5,552,687
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB (Acquired 09/30/2016; Cost $4,553,057)(c)(d)(e)	5.00%	07/01/2036	4,550	2,502,500
Series 2016 A, Ref. RB (Acquired 09/30/2016-10/14/2021; Cost $4,448,462)(c)(d)(e)	5.00%	07/01/2046	4,895	2,692,250
Series 2016 A, Ref. RB (Acquired 09/30/2016-10/12/2017; Cost $2,825,883)(c)(d)(e)	5.00%	07/01/2051	2,795	1,537,250
				109,396,713
Minnesota–0.92%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,701,773
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.25%	03/01/2054	1,000	1,022,414
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	1,490	1,428,804
Series 2015, RB	5.50%	07/01/2040	2,250	2,083,368
Series 2015, RB	5.75%	07/01/2046	2,800	2,557,993
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.13%	06/15/2054	4,420	4,396,576
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB(c)	5.70%	04/01/2036	2,000	1,000,000
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Dakota (County of), MN Community Development Agency (Quill); Series 2021, RB(e)	3.55%	04/01/2039	$5,000	$4,204,967
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2053	3,000	3,065,418
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy); Series 2018, Ref. RB	5.00%	11/01/2048	2,000	1,782,489
Minneapolis (City of), MN (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,501,779
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,004,834
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $25,778,941)(a)(c)(d)(e)	6.00%	07/01/2027	25,779	2,577,894
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	490	490,270
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2018, RB	5.13%	12/01/2049	7,560	7,623,789
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,016,159
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,614,313
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	3,800	2,952,974
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,670,079
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,032,232
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	889,034
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,215,594
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,170	2,801,646
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	3,796,579
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	3,896,475
Series 2018 B, Ref. RB	6.75%	12/01/2025	120	117,262
				74,444,715
Mississippi–0.09%
Mississippi (State of) Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(e)	4.55%	11/01/2039	1,745	1,778,764
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(e)	3.63%	11/01/2036	870	838,497
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	4,540	4,542,572
				7,159,833
Missouri–1.02%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(h)	5.50%	04/01/2027	5,299	1,748,570
Dardenne Town Square Transportation Development District; Series 2006 A, RB(h)(o)	5.00%	05/01/2036	5,190	2,646,900
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(h)(o)	5.75%	12/01/2028	1,250	500,000
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(e)	5.25%	12/01/2048	6,415	6,449,142
Series 2019 B, RB(e)	7.75%	12/15/2048	3,853	3,841,094
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(e)	5.00%	06/01/2054	1,250	1,254,769
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2020, RB(b)	4.00%	03/01/2045	4,540	4,477,313
Series 2020, RB (INS - AGM)(b)(i)	4.00%	03/01/2057	750	705,934
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(b)	6.45%	05/01/2040	1,635	1,635,207
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	5.00%	02/01/2050	2,550	2,489,927
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	3,285	3,246,506
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,000	947,451
Series 2017 A, Ref. RB	5.25%	05/15/2050	13,750	12,330,189
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2024 A, Ref. RB	5.25%	08/15/2044	270	283,808
Series 2024 A, Ref. RB	5.63%	08/15/2054	610	642,334
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(e)	6.00%	06/01/2046	$6,170	$5,926,753
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	255	252,653
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(g)	5.13%	05/01/2052	10,005	10,590,339
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(e)	4.25%	12/01/2042	7,460	7,161,872
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.13%	09/01/2048	5,720	5,741,769
Series 2018 A, RB	5.13%	09/01/2049	5,475	5,490,275
Series 2018 A, RB	5.25%	09/01/2053	3,900	3,918,085
				82,280,890
Montana–0.05%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	951,669
Series 2017, Ref. RB	5.25%	05/15/2047	3,395	2,991,810
				3,943,479
Nebraska–0.13%
Nebraska Investment Finance Authority (Social Bonds); Series 2024 E, RB (CEP - GNMA)	4.80%	09/01/2054	10,360	10,597,155
Nevada–0.32%
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	500	503,516
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.50%	12/01/2053	600	625,858
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail); Series 2020, RB(a)(b)	8.13%	08/15/2025	7,500	7,728,498
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(b)(e)	6.25%	12/15/2037	962	280,778
Nevada System of Higher Education; Series 2020 A, COP	3.00%	07/01/2050	11,625	9,159,285
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1);
Series 2022, RB(e)	5.75%	06/01/2042	345	354,476
Series 2022, RB(e)	6.00%	06/01/2052	1,770	1,828,230
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(e)(f)	0.00%	07/01/2058	25,500	3,889,005
Series 2018 D, Ref. RB(e)(f)	0.00%	07/01/2058	13,000	1,420,187
				25,789,833
New Hampshire–0.66%
New Hampshire (State of) Business Finance Authority (Covanta); Series 2018 C, Ref. RB(b)(e)	4.88%	11/01/2042	7,500	7,450,981
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(a)	4.15%	10/01/2034	6,000	6,013,979
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	9,981	9,745,565
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(e)(f)	0.00%	04/01/2032	4,000	2,567,106
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(e)(f)	0.00%	12/01/2034	35,000	18,694,151
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(e)	5.63%	12/15/2033	5,765	5,914,101
Series 2024, RB(e)	6.25%	12/15/2038	3,000	3,165,022
				53,550,905
New Jersey–2.05%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds);
Series 2022, RB	6.00%	06/15/2047	1,425	1,548,360
Series 2022, RB	6.00%	06/15/2062	4,300	4,621,124
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(b)	5.25%	09/15/2029	40,360	40,403,996
Series 2000 A, RB(b)	5.63%	11/15/2030	20,000	20,080,096
Series 2012, RB(b)	5.75%	09/15/2027	27,600	27,640,180
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(e)	7.00%	08/01/2054	7,345	7,541,006
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	$1,515	$1,517,435
Series 2012 A, RB	6.10%	07/01/2044	4,025	4,030,495
Series 2012 C, RB	5.00%	07/01/2032	1,145	1,145,786
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,502,332
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(b)	5.38%	01/01/2043	3,500	3,502,841
Series 2013, RB(b)	5.63%	01/01/2052	10,750	10,759,059
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2024 K, RB	4.70%	10/01/2050	6,000	6,113,235
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 A, RB(f)	0.00%	12/15/2031	7,540	5,938,384
Series 2010 A, RB(f)	0.00%	12/15/2037	10,000	6,160,101
Series 2019, Ref. RB	5.00%	12/15/2039	6,300	6,745,616
Series 2023, RB(g)(k)	5.25%	06/15/2050	12,000	13,253,260
				165,503,306
New Mexico–0.08%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2039	1,225	1,234,125
Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(e)	8.00%	05/01/2040	5,510	5,394,018
				6,628,143
New York–15.21%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,505	1,505,946
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(f)	0.00%	07/15/2034	14,345	10,024,863
Series 2009, RB(f)	0.00%	07/15/2044	23,805	9,980,610
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2047	1,160	1,025,559
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,345,033
Series 2017 A, RB	5.00%	08/01/2047	3,790	3,808,440
Series 2017 A, RB	5.00%	08/01/2052	790	792,680
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(b)(e)(n)	5.50%	12/31/2040	13,140	13,167,849
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2053	1,240	1,245,636
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(e)	4.00%	06/15/2041	1,310	1,171,935
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(e)	5.00%	06/15/2033	600	645,716
Series 2023, RB(e)	5.50%	06/15/2053	1,150	1,198,453
Metropolitan Transportation Authority (Green Bonds);
Series 2019 C, RB (INS - AGM)(g)(i)(k)	4.00%	11/15/2046	22,245	22,129,984
Series 2020 C-1, RB	5.00%	11/15/2050	14,000	14,566,252
Series 2020 D-1, RB	5.00%	11/15/2045	10,000	10,562,463
Series 2024 A, Ref. RB	5.50%	11/15/2047	12,000	13,482,108
Subseries 2020 A-1, RB(g)(k)	4.00%	11/15/2053	27,500	26,726,018
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School);
Series 2024, RB(e)	5.00%	07/01/2054	2,025	2,058,844
Series 2024, RB(e)	5.00%	07/01/2059	1,400	1,418,026
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	10,200	9,648,504
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	8,000	8,011,969
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/13/2007-02/28/2018; Cost $32,362,779)(c)(d)	5.00%	01/01/2058	30,886	4,667,671
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $14,980,000)(c)(d)(e)	9.00%	01/01/2041	14,980	14,980,000
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,390	9,709,119
Series 2006 A-3, RB	5.13%	06/01/2046	64,730	58,328,443
Series 2006 B, RB(f)	0.00%	06/01/2046	105,990	31,010,310
New York (City of), NY;
Subseries 2019 B-3, VRD GO Bonds(m)	1.15%	10/01/2046	3,300	3,300,000
Subseries 2023 B-1, GO Bonds(g)	5.25%	10/01/2047	10,000	11,064,021
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Municipal Water Finance Authority;
Series 2010, VRD RB(m)	0.03%	06/15/2043	$20,000	$20,000,000
Series 2021, VRD RB(m)	0.75%	06/15/2045	60,000	60,000,000
Subseries 2022 CC-1, RB(g)	5.00%	06/15/2052	21,210	22,781,636
Subseries 2023 AA-3, RB(g)	5.00%	06/15/2047	10,000	10,908,589
Subseries 2024 AA-1, RB	5.25%	06/15/2053	4,500	5,010,256
New York (City of), NY Transitional Finance Authority;
Series 2022, RB(g)	5.25%	11/01/2048	12,500	13,812,421
Series 2024 F-1, RB	5.25%	02/01/2053	15,000	16,708,172
Series 2024, RB	5.25%	05/01/2051	21,670	24,262,755
Subseries 2019 S1B, RB	3.00%	07/15/2049	5,000	4,079,369
Subseries 2022 C-1, RB(g)	4.00%	02/01/2047	11,000	11,018,498
New York (State of) Dormitory Authority;
Series 2015 C, RB(a)(j)	5.00%	09/15/2025	40	40,674
Series 2018 E, RB(g)	5.00%	03/15/2046	35,050	36,763,353
Series 2024 A, Ref. RB	5.50%	07/01/2054	41,000	47,049,366
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB (INS - AGM)(i)	3.00%	09/01/2050	14,775	11,581,654
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	20,000	22,130,716
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	1,350	1,454,689
Series 2024, RB (INS - AGC)(i)	5.50%	10/01/2054	2,150	2,411,764
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2053	15,000	14,778,431
Series 2021 A-1, RB(g)	4.00%	03/15/2054	10,000	9,865,730
Series 2021 A-1, RB(g)	4.00%	03/15/2059	30,000	29,612,856
New York (State of) Thruway Authority (Green Bonds);
Series 2022 C, RB(g)	4.13%	03/15/2056	5,000	5,014,667
Series 2022 C, RB(g)	4.13%	03/15/2057	15,000	15,034,065
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.75%	11/01/2047	1,000	1,032,228
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.85%	11/01/2052	3,000	3,093,700
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.90%	11/01/2057	3,000	3,089,867
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016, RB(f)	0.00%	11/15/2049	13,390	4,373,629
New York Counties Tobacco Trust IV;
Series 2005 F, RB(f)	0.00%	06/01/2060	50,000	3,195,155
Series 2010 A, RB(e)	6.25%	06/01/2041	6,100	6,100,627
New York Counties Tobacco Trust V;
Series 2005 S-2, RB(f)	0.00%	06/01/2050	45,500	7,333,426
Series 2005 S-3, RB(f)	0.00%	06/01/2055	268,000	23,933,686
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(e)	7.25%	11/15/2044	46,500	46,551,276
New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	9,130	7,624,987
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(i)	3.00%	11/15/2051	10,000	8,134,940
New York State Urban Development Corp.; Series 2020 A, RB	3.00%	03/15/2050	7,500	6,103,383
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	1,805	1,808,024
Series 2016, Ref. RB(b)	5.00%	08/01/2031	3,775	3,779,749
Series 2020, Ref. RB(b)	5.25%	08/01/2031	6,790	7,121,498
Series 2020, Ref. RB(b)	5.38%	08/01/2036	11,505	12,136,998
Series 2021, Ref. RB(b)	3.00%	08/01/2031	3,500	3,318,386
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2028	10,650	11,085,215
Series 2020, RB(b)	5.00%	10/01/2040	16,450	17,112,749
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	6.00%	06/30/2054	$23,270	$25,403,501
Series 2023, RB(b)	5.38%	06/30/2060	21,730	22,738,594
Series 2024, RB(b)	5.25%	06/30/2049	3,000	3,183,803
Series 2024, RB(b)	5.50%	06/30/2054	20,000	21,483,286
Series 2024, RB (INS - AGM)(b)(i)	5.25%	06/30/2060	17,500	18,604,215
Series 2024, RB(b)	5.50%	06/30/2060	2,500	2,672,538
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.00%	07/01/2046	3,420	3,420,060
Series 2016 A, RB(b)	5.25%	01/01/2050	13,695	13,696,022
Series 2023, RB(b)	5.63%	04/01/2040	19,500	21,111,281
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB (INS - AGM)(b)(i)	4.00%	12/01/2042	5,000	4,926,066
Series 2024, Ref. RB (INS - AGC)(b)(i)(l)	5.00%	12/31/2054	2,250	1,510,019
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB(b)	5.50%	12/31/2054	10,000	10,845,172
Series 2024, Ref. RB(b)	5.50%	12/31/2060	10,000	10,777,748
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(b)(e)	4.75%	11/01/2042	2,390	2,339,109
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(e)(f)	0.00%	08/15/2060	368,350	25,472,139
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.75%	12/01/2044	8,800	9,195,666
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(c)	5.00%	07/01/2027	1,985	496,250
Series 2013 A, RB(c)	5.00%	07/01/2038	5,700	1,425,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2012 1-A, RB(g)	4.00%	11/15/2056	10,000	9,910,880
Series 2019 C, RB (INS - AGM)(i)	3.00%	11/15/2047	12,665	10,652,406
Series 2022 A, RB(g)	5.00%	05/15/2057	11,490	12,331,220
Series 2022, RB	5.25%	05/15/2062	20,000	21,731,002
Series 2024 A-1, RB(g)(k)	5.25%	05/15/2059	20,000	22,050,878
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	9,325	8,766,948
Series 2016 B, Ref. RB	5.00%	06/01/2048	29,805	27,964,610
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(b)(e)	7.00%	06/01/2046	51,990	54,632,470
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	0	399
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	9,146,009
				1,225,312,927
North Carolina–0.12%
Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(b)(i)	5.25%	07/01/2048	2,000	2,162,410
Series 2023, RB (INS - AGM)(b)(i)	5.25%	07/01/2053	1,250	1,342,936
North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,485	1,451,565
Series 2018 A, RB	5.00%	10/01/2048	5,055	4,547,891
				9,504,802
North Dakota–0.38%
Grand Forks (City of), ND (Altru Health System);
Series 2021, Ref. RB	4.00%	12/01/2046	9,395	8,528,601
Series 2021, Ref. RB	4.00%	12/01/2051	11,845	10,599,699
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	5.00%	05/01/2050	1,500	1,551,701
North Dakota (State of) Housing Finance Agency (Social Bonds);
Series 2024, RB	4.70%	07/01/2049	5,000	5,146,684
Series 2024, RB	4.75%	01/01/2052	4,540	4,640,055
				30,466,740
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–3.43%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	$11,000	$8,317,996
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	79,835	73,213,126
Series 2020 B-3, Ref. RB(f)	0.00%	06/01/2057	86,730	8,385,213
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2014 A, Ref. RB(e)	6.75%	01/01/2044	13,900	13,907,006
Series 2024, Ref. RB(e)	5.88%	01/01/2049	1,350	1,357,003
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(b)	5.38%	09/15/2027	4,190	4,192,410
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	2,685	2,717,163
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	5,000	5,115,194
Dayton-Montgomery County Port Authority (Dayton Regional Stem Schools, Inc.);
Series 2024, RB	5.00%	12/01/2054	800	820,678
Series 2024, RB	5.00%	12/01/2060	850	868,547
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	1,020,960
Series 2020, Ref. RB	5.25%	11/15/2055	7,425	7,324,130
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center); Series 2019, RB	5.00%	12/01/2051	2,500	2,506,492
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.);
Series 2024, Ref. RB	5.00%	12/01/2053	15,450	16,499,277
Series 2024, Ref. RB	5.00%	12/01/2063	5,280	5,586,857
Greene (County of), OH Port Authority (Community First Solutions Obligated Group);
Series 2024, RB	5.00%	05/15/2055	4,435	4,566,221
Series 2024, RB	5.00%	05/15/2059	2,040	2,092,494
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,855	2,147,774
Hamilton (County of), OH (UC Health);
Series 2020, RB(g)(k)	4.00%	09/15/2050	15,000	13,229,333
Series 2020, RB	4.00%	09/15/2050	4,100	3,616,018
Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	3,545	2,961,897
Montgomery (County of), OH (Premier Health Partners Obligated Group);
Series 2019 A, RB(g)(k)	4.00%	11/15/2045	11,825	10,876,155
Series 2019 A, Ref. RB	4.00%	11/15/2042	4,955	4,671,183
Series 2019 A, Ref. RB	4.00%	11/15/2045	2,420	2,225,818
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $4,751,807)(c)(d)(e)	6.00%	04/01/2038	5,840	408,821
Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $947,485)(c)(d)(e)	6.25%	04/01/2049	1,699	118,935
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	26,930	26,930,547
Series 2013, RB	5.00%	02/15/2048	14,250	14,249,775
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	12/31/2039	2,750	2,760,454
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(b)(e)	5.00%	07/01/2049	4,900	4,886,043
Ohio (State of) Higher Educational Facility Commission (Xavier University);
Series 2024, Ref. RB	5.25%	05/01/2049	1,535	1,656,135
Series 2024, Ref. RB	5.25%	05/01/2054	1,260	1,352,840
Ohio State University (The) (Green Bonds); Series 2021 A, GO Bonds (INS - AGM)(g)(i)	5.50%	11/01/2059	10,000	10,722,881
Ohio State University (The) (Multiyear Debt Issuance Program II) (Green Bonds); Series 2021 A, RB(g)	4.00%	12/01/2048	10,000	10,026,264
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,002,850
				276,334,490
Oklahoma–1.22%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	2,785	2,728,742
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(e)	6.25%	06/15/2054	2,125	2,223,522
Series 2024, RB(e)	6.50%	06/15/2064	3,600	3,802,384
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,700	1,701,566
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(c)	6.88%	11/01/2046	$2,469	$5,061
Series 2016 A, RB(c)	6.63%	11/30/2049	1,164	2,387
Series 2016 A, RB(c)	7.00%	11/01/2051	2,429	4,979
Series 2016 B-1, RB(c)	5.25%	11/30/2049	1,664	3,411
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(b)	5.50%	06/01/2035	18,625	18,658,773
Series 2001 B, Ref. RB(b)	5.50%	12/01/2035	15,000	15,026,777
Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	47,625	47,710,015
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	6,500	6,536,134
				98,403,751
Oregon–0.55%
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(e)	5.15%	10/01/2026	5,000	4,959,994
Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, Ref. RB	4.00%	06/01/2046	16,025	15,926,004
Oregon Health & Science University (Green Bonds); Series 2021 A, Ref. RB	3.00%	07/01/2051	10,000	8,093,331
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2048	10,000	11,044,473
Umatilla County School District No. 6R Umatilla; Series 2023 B, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2053	10,000	2,452,316
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	1,835	1,664,551
Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 A, Ref. RB	5.00%	11/15/2051	500	440,236
				44,580,905
Pennsylvania–2.17%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2051	10,000	10,327,112
Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	3,000	3,251,649
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	4,775	5,072,504
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(e)	6.00%	05/01/2042	1,350	1,429,844
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,763,856
Series 2018, Ref. RB	5.00%	12/01/2043	4,800	4,759,320
Series 2019, RB	5.00%	12/01/2054	2,000	1,887,467
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	4,762	4,076,268
Series 2014 B, RB(l)	7.50%	02/01/2044	1,379	827,887
Series 2014 C, RB(c)(f)	0.00%	02/01/2044	4,122	32,819
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	4,000	4,014,923
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	11,000	11,470,028
Series 2022, RB (INS - AGM)(b)(i)	5.00%	12/31/2057	16,000	16,634,979
Series 2022, RB(b)	6.00%	06/30/2061	19,850	21,973,966
Series 2022, RB (INS - AGM)(b)(i)	5.75%	12/31/2062	13,000	14,311,561
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023-142A, Ref. RB	5.00%	10/01/2043	2,000	2,100,289
Series 2024-144A, RB	6.00%	10/01/2054	8,000	8,731,630
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	3,275	3,195,353
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	20,000	22,694,268
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,578,216
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	3,977,425
Philadelphia (City of), PA Authority for Industrial Development (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	30,693
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	$18,625	$20,411,078
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	6,120	6,169,808
Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,845,130
				174,568,073
Puerto Rico–6.80%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	20,120	20,226,896
Series 2002, RB	5.63%	05/15/2043	5,415	5,479,955
Series 2005 A, RB(f)	0.00%	05/15/2050	473,480	92,941,804
Series 2008 B, RB(f)	0.00%	05/15/2057	784,260	48,238,499
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	5,303	3,674,636
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	13,387	13,250,538
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	24,758	23,854,878
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	19,150	18,265,789
Subseries 2022, RN(f)	0.00%	11/01/2043	33,965	21,015,701
Subseries 2022, RN(f)	0.00%	11/01/2051	56,580	36,140,773
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2021 B, RB(e)	4.00%	07/01/2042	25,000	24,153,813
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(c)	5.00%	07/01/2026	6,685	3,509,625
Series 2007 TT, RB(c)	5.00%	07/01/2027	2,350	1,233,750
Series 2007 UU, Ref. RB (3 mo. Term SOFR + 0.68%)(c)(p)	3.93%	07/01/2025	4,250	2,231,250
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.70%)(c)(p)	3.95%	07/01/2031	2,050	1,076,250
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030	9,275	9,199,696
Series 2007 VV, Ref. RB (INS - AGM)(i)	5.25%	07/01/2031	20,000	20,184,616
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2032	6,275	6,271,231
Series 2008 WW, RB (Acquired 04/13/2017-01/30/2019; Cost $8,093,245)(c)(d)	5.00%	07/01/2028	13,620	7,150,500
Series 2008 WW, RB(c)	5.25%	07/01/2033	2,200	1,155,000
Series 2010 AAA, RB(c)	5.25%	07/01/2025	840	441,000
Series 2010 AAA, RB(c)	5.25%	07/01/2031	1,350	708,750
Series 2010 CCC, RB(c)	5.00%	07/01/2025	325	170,625
Series 2010 CCC, RB(c)	5.00%	07/01/2028	960	504,000
Series 2010 CCC, RB(c)	5.25%	07/01/2028	7,600	3,990,000
Series 2010 EEE, RB(c)	6.05%	07/01/2032	895	469,875
Series 2010 XX, RB(c)	4.63%	07/01/2025	620	325,500
Series 2010 XX, RB (Acquired 12/10/2020; Cost $308,000)(c)(d)	5.25%	07/01/2026	385	202,125
Series 2010 XX, RB(c)	5.25%	07/01/2035	6,799	3,569,475
Series 2010 YY, RB(c)	6.13%	07/01/2040	1,200	630,000
Series 2010 ZZ, Ref. RB(c)	4.63%	07/01/2025	640	336,000
Series 2010 ZZ, Ref. RB(c)	5.00%	07/01/2025	340	178,500
Series 2010 ZZ, Ref. RB(c)	5.25%	07/01/2025	65	34,125
Series 2010 ZZ, Ref. RB(c)	5.00%	07/01/2026	435	228,375
Series 2010 ZZ, Ref. RB(c)	5.25%	07/01/2026	875	459,375
Series 2010 ZZ, Ref. RB(c)	5.00%	07/01/2028	310	162,750
Series 2012 A, RB (Acquired 04/12/2017-07/23/2020; Cost $1,595,020)(c)(d)	4.80%	07/01/2029	2,260	1,186,500
Series 2012 A, RB(c)	5.00%	07/01/2029	3,535	1,855,875
Series 2013 A, RB(c)	7.25%	07/01/2030	2,120	1,113,000
Series 2013 A, RB (Acquired 05/31/2019; Cost $4,301,506)(c)(d)	7.00%	07/01/2033	6,030	3,165,750
Series 2013 A, RB(c)	7.00%	07/01/2040	2,675	1,404,375
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	1,733	1,719,165
Series 2023 A, RB	6.63%	01/01/2028	13,222	13,102,974
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2029	$1,927	$1,621,778
Series 2018 A-1, RB(f)	0.00%	07/01/2031	2,484	1,928,678
Series 2018 A-1, RB(f)	0.00%	07/01/2033	10,296	7,353,621
Series 2018 A-1, RB(f)	0.00%	07/01/2046	55,515	18,807,539
Series 2018 A-1, RB(f)	0.00%	07/01/2051	149,221	37,063,467
Series 2018 A-1, RB	4.75%	07/01/2053	27,874	27,900,271
Series 2019 A-2, RB	4.33%	07/01/2040	34,274	34,274,295
Series 2019 A-2, RB	4.33%	07/01/2040	7,031	7,031,060
Series 2019 A-2, RB	4.54%	07/01/2053	314	309,836
Series 2019 A-2, RB	4.78%	07/01/2058	16,223	16,256,293
				547,760,152
Rhode Island–0.12%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2024, RB	5.25%	05/15/2054	9,000	9,672,756
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	30,061
				9,702,817
South Carolina–0.77%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	6,850	7,371,270
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(e)	5.75%	06/15/2049	2,000	2,010,601
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	887,356
Series 2013, RB	5.13%	05/01/2048	2,000	1,753,999
Series 2017, Ref. RB	5.00%	05/01/2042	250	224,450
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(e)	5.00%	06/15/2054	2,375	2,398,304
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	1,085,634
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2048	5,000	5,647,596
Series 2024, RB	5.50%	11/01/2049	5,000	5,635,711
Series 2024, RB	5.50%	11/01/2050	4,000	4,502,524
Series 2024, RB	5.50%	11/01/2054	5,000	5,595,894
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.25%	12/01/2049	7,365	8,140,017
Series 2024 B, Ref. RB	5.25%	12/01/2054	15,000	16,454,961
				61,708,317
Tennessee–1.21%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	12,395,893
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee);
Series 2024 A-1, RB (INS - BAM)(i)	5.50%	07/01/2059	1,750	1,908,490
Series 2024 A-1, RB (INS - BAM)(i)	5.00%	07/01/2064	4,000	4,190,269
Series 2024 B-1, RB (INS - BAM)(i)	5.00%	07/01/2049	1,500	1,587,344
Series 2024 B-1, RB (INS - BAM)(i)	5.13%	07/01/2059	10,930	11,490,949
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	190,607
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	518,673
Metropolitan Nashville Airport Authority (The); Series 2022 B, RB(b)	5.50%	07/01/2052	1,000	1,084,438
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $11,713,541)(c)(d)(e)	6.00%	04/01/2038	11,950	836,480
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $10,270,273)(c)(d)(e)	6.25%	04/01/2049	15,585	1,090,938
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	300	299,782
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	$16,300	$13,526,315
Series 2016 A, Ref. RB(e)	5.00%	09/01/2031	750	687,835
Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	1,145	975,159
Tennessee (State of) School Bond Authority;
Series 2022 A, RB (CEP - Colorado Higher Education Intercept Program)(g)	5.00%	11/01/2052	30,000	32,511,111
Series 2022, RB (CEP - Colorado Higher Education Intercept Program)(g)	5.00%	11/01/2047	12,835	14,025,921
				97,320,204
Texas–8.71%
Academy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	4,375	4,390,072
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(e)	4.88%	06/15/2054	1,100	1,101,667
Series 2024, RB(e)	4.88%	06/15/2059	1,000	1,000,334
Series 2024, RB(e)	5.00%	06/15/2064	1,200	1,202,522
Arlington Higher Education Finance Corp. (Cypress Christian School);
Series 2024, RB(e)	5.75%	06/01/2043	1,500	1,555,864
Series 2024, RB(e)	6.00%	06/01/2053	1,250	1,288,570
Arlington Higher Education Finance Corp. (Great Hearts America - Texas);
Series 2024, RB	4.75%	08/15/2044	1,000	1,000,411
Series 2024, RB	5.00%	08/15/2049	1,180	1,185,987
Series 2024, RB	5.00%	08/15/2054	1,330	1,333,570
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	8,025	6,385,019
Series 2021, Ref. RB	4.50%	02/15/2056	3,000	2,375,371
Series 2022, RB(e)	6.38%	02/15/2052	4,000	4,094,393
Series 2022, RB(e)	6.50%	02/15/2057	6,000	6,163,999
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	5.00%	08/15/2041	775	737,828
Series 2021, RB	5.00%	08/15/2051	4,370	3,980,445
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.);
Series 2023 A, RB(e)	6.00%	02/15/2043	3,825	3,968,709
Series 2023 A, RB(e)	6.13%	02/15/2053	5,000	5,153,927
Birdville Independent School District; Series 2023, GO Bonds (INS - BAM)(i)	4.00%	02/15/2048	12,640	12,680,042
Bonham Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,755	7,725,666
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB(b)(e)	9.00%	03/01/2039	2,185	1,857,250
Series 2019, RB(b)	7.00%	03/01/2039	10,325	8,776,250
Series 2019, RB(b)(e)	9.00%	03/01/2039	3,385	2,877,250
Bridge City Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(g)	4.13%	02/15/2043	3,440	3,507,094
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(g)	4.13%	02/15/2045	7,320	7,417,847
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(b)(e)	3.63%	07/01/2026	10,700	9,922,229
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,014,658
Series 2015, RB	5.75%	08/15/2045	8,000	8,089,969
Series 2018 D, RB	5.75%	08/15/2033	3,690	3,746,166
Series 2018 D, RB	6.00%	08/15/2038	12,250	12,436,542
Series 2018 D, RB	6.13%	08/15/2048	25,750	26,095,568
Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	9,000	9,030,572
Dallas (City of), TX; Series 2023 A, Ref. RB	4.00%	10/01/2052	7,230	7,104,322
El Paso (City of), TX; Series 2022 A, RB (INS - BAM)(i)	4.00%	03/01/2048	9,950	9,951,121
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(g)	4.00%	08/15/2047	16,625	16,728,833
Grand Parkway Transportation Corp.; Series 2013 B, RB	5.85%	10/01/2048	17,000	18,501,552
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	$5,350	$5,355,943
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	9,236,138
Harris (County of), TX; Series 2021, GO Bonds	4.00%	10/01/2036	10	10,356
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(m)(n)	2.91%	02/15/2042	12,420	12,420,000
Harris (County of), TX Toll Road Authority (The); Series 2024 A, RB	5.25%	08/15/2054	20,000	22,196,930
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2016, Ref. RB	5.00%	01/01/2048	4,280	4,305,001
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(b)	4.00%	07/15/2041	13,745	13,132,372
Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(b)	6.63%	07/15/2038	14,000	14,132,124
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(b)	5.00%	07/01/2029	14,605	14,611,203
Series 2021 A, RB(b)	4.00%	07/01/2041	2,500	2,388,776
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	1,325	1,356,098
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	25,000	24,930,252
Little Elm Independent School District; Series 2023, GO Bonds	4.00%	08/15/2048	3,865	3,841,460
Magnolia Independent School District; Series 2023, GO Bonds(a)(j)	4.00%	08/15/2032	640	690,974
Midland (City of), TX; Series 2023, GO Bonds	4.00%	03/01/2048	5,245	5,259,669
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB(c)	5.00%	07/01/2037	1,610	483,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	285	231,682
Series 2021 A-2, RB	7.50%	11/15/2036	2,390	1,989,381
Series 2021, RB	2.00%	11/15/2061	7,690	2,842,538
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	20,395	18,776,567
New Hope Cultural Education Facilities Finance Corp. (Forefront Living San Antonio - Bella Vida at LA Cantera)); Series 2023, RN(e)	12.00%	12/01/2028	14,000	16,917,272
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	7,790	7,792,719
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,264,345
Series 2016 A, RB	5.50%	11/15/2046	4,475	3,894,304
Series 2016 A, RB	5.50%	11/15/2052	850	717,170
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.88%	10/01/2057	500	502,785
Series 2022, RB	5.50%	10/01/2027	3,505	3,504,764
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,000	2,923,166
Series 2018, Ref. RB	5.25%	10/01/2049	12,840	12,240,095
Series 2020, RB	5.25%	10/01/2055	2,105	1,965,137
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(e)	5.50%	08/15/2035	845	852,876
Series 2015 A, RB(e)	5.75%	08/15/2045	2,015	2,030,122
Newark High Education Finance Corp. (Hughen Center, Inc.);
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	600	657,219
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	500	532,396
North Texas Tollway Authority; Series 2011 B, RB(a)(f)(j)	0.00%	09/01/2031	15,500	7,967,930
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2024, RB(b)(e)	5.00%	01/01/2039	1,000	1,040,681
Series 2024, RB(b)(e)	5.25%	01/01/2054	2,000	2,080,467
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,000	4,947,774
San Antonio (City of), TX;
Series 2023 A, Ref. RB(g)	5.50%	02/01/2050	10,000	11,281,622
Series 2024 B, Ref. RB	5.25%	02/01/2049	10,500	11,734,981
Series 2024 C, RB	5.50%	02/01/2049	5,000	5,710,210
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	7,500	7,507,414
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	5,000	5,050,428
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	$3,000	$3,011,587
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2022, RB(g)	5.00%	11/15/2051	15,000	16,076,207
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.00%	11/15/2027	2,845	2,934,720
Series 2017, RB	6.75%	11/15/2047	13,125	13,587,374
Series 2017, RB	6.75%	11/15/2052	965	996,083
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,015,000)(c)(d)	5.75%	02/15/2025	1,015	558,250
Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(c)(d)	5.75%	02/15/2029	1,600	880,000
Series 2009 A, RB (Acquired 12/10/2009-10/01/2020; Cost $12,866,093)(c)(d)	8.00%	02/15/2038	13,350	7,342,500
Series 2017 A, RB (Acquired 12/15/2016-09/17/2020; Cost $26,170,658)(c)(d)	6.38%	02/15/2048	26,895	14,792,250
Series 2017 A, RB (Acquired 12/15/2016-04/28/2020; Cost $24,814,254)(c)(d)	6.38%	02/15/2052	25,055	13,780,250
Series 2017, RB (Acquired 11/05/2019; Cost $9,547,686)(c)(d)	6.38%	02/15/2041	8,755	4,815,250
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2022 A, RB	4.00%	07/01/2053	4,345	4,344,927
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	1,000	984,474
Series 2020, Ref. RB	6.75%	11/15/2051	8,625	8,292,894
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	3,863,436
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020 A, RB (Acquired 10/28/2009-09/29/2020; Cost $18,150,463)(c)(d)	5.75%	12/01/2054	18,637	11,741,217
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project); Series 2024, Ref. RB	5.00%	10/01/2049	1,800	1,913,407
Texas (State of) Transportation Commission;
Series 2019, RB(f)	0.00%	08/01/2046	1,760	622,592
Series 2019, RB(f)	0.00%	08/01/2047	2,625	879,256
Series 2019, RB(f)	0.00%	08/01/2048	2,775	882,308
Series 2019, RB(f)	0.00%	08/01/2049	2,605	784,873
Series 2019, RB(f)	0.00%	08/01/2050	3,740	1,064,110
Series 2019, RB(f)	0.00%	08/01/2051	6,000	1,613,095
Series 2019, RB(f)	0.00%	08/01/2053	1,000	240,273
Texas (State of) Water Development Board;
Series 2022, RB(g)	4.80%	10/15/2052	33,000	34,958,345
Series 2022, RB(g)	5.00%	10/15/2057	3,500	3,773,370
Series 2023 A, RB	4.88%	10/15/2048	10,000	10,774,042
Texas Municipal Gas Acquisition & Supply Corp. IV; Series 2023 A, RB(a)	5.50%	01/01/2030	14,250	15,427,368
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(b)	5.50%	12/31/2058	12,420	13,530,327
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	55,014
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	8,660	8,573,422
Waller Consolidated Independent School District; Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	9,862,466
Walnut Creek Special Utility District; Series 2023, RB (INS - AGM)(i)	4.75%	01/10/2054	2,800	2,916,347
				701,559,994
Utah–1.52%
Auto Mall & Retail Public Infrastructure District; Series 2023 B, GO Bonds(e)	9.75%	03/15/2053	2,065	2,110,392
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	3,900	3,339,579
Series 2021 B, GO Bonds(e)	7.38%	09/15/2051	5,500	4,931,591
Downtown East Streetcar Sewer Public Infrastructure District; Series 2022 B, GO Bonds(e)	9.00%	03/15/2053	1,239	1,250,671
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(e)	6.63%	03/01/2054	2,375	2,472,399
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(e)	5.63%	12/01/2043	5,000	5,212,356
Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(e)	5.13%	03/01/2051	3,280	2,701,322
Series 2022 B, GO Bonds(e)	8.00%	03/15/2051	579	503,548
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(e)	4.50%	08/01/2040	1,205	1,175,420
Series 2020 A, RB(e)	5.00%	08/01/2050	6,500	6,499,221
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(e)	6.50%	03/01/2055	$2,000	$2,024,545
Series 2024 A-2, GO Bonds(l)	7.00%	03/01/2055	1,060	657,096
Series 2024 B, GO Bonds(e)	9.00%	03/15/2055	1,000	1,011,146
Olympia Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(e)	6.38%	03/01/2055	1,485	1,531,488
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(e)	6.50%	03/01/2055	3,380	3,425,664
Series 2024 A-2, GO Bonds(e)(l)	7.00%	03/01/2055	1,615	943,679
Series 2024 B, GO Bonds(e)	9.00%	03/15/2055	881	892,802
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(e)	4.38%	02/01/2051	1,100	840,982
Series 2021 B, GO Bonds(e)	7.38%	08/15/2051	600	496,187
Salt Lake City (City of), UT;
Series 2017 A, RB(b)(g)	5.00%	07/01/2047	15,000	15,219,209
Series 2023 A, RB(b)	5.25%	07/01/2048	5,750	6,212,612
Series 2023 A, RB(b)	5.50%	07/01/2053	18,000	19,795,624
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2021 A, RB(b)(g)(k)	5.00%	07/01/2051	11,675	12,124,660
Utah (State of) Charter School Finance Authority; Series 2018 A, RB(a)(e)	6.00%	10/15/2028	4,200	4,196,810
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(e)	5.00%	06/15/2052	9,640	8,782,377
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(e)	5.00%	06/15/2050	3,000	2,895,112
Utah (State of) Charter School Finance Authority (Utah County Academy of Sciences);
Series 2018 A, RB(a)(e)	5.75%	07/15/2028	3,420	3,421,216
Series 2018, RB(e)	4.65%	07/15/2033	500	500,034
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(e)	7.00%	12/01/2042	5,630	5,742,777
Wood Ranch Public Infrastructure District; Series 2024, RB(e)	5.63%	12/01/2053	1,300	1,346,625
				122,257,144
Virgin Islands–0.09%
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(e)	6.00%	04/01/2053	6,950	7,302,792
Virginia–0.66%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	4,430	4,002,451
Series 2016 A-2, RB(l)	7.13%	03/01/2059	10,634	7,975,800
Roanoke (County of), VA Economic Development Authority; Series 2024, Ref. RB(a)	5.50%	09/01/2035	1,300	1,295,209
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	20,078,414
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	2,961,776
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(b)	4.00%	01/01/2040	500	489,755
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB(b)	5.00%	12/31/2052	2,150	2,170,081
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2044	1,960	1,983,203
Series 2023, RB	7.00%	09/01/2059	11,000	12,561,002
				53,517,691
Washington–1.32%
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,029,978
Series 2015 A, RB	6.00%	12/01/2035	2,885	2,920,092
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,489,024
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(b)	5.00%	04/01/2030	8,500	8,503,079
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(g)(k)	5.00%	07/01/2058	29,500	30,216,959
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(b)(e)	5.63%	12/01/2040	9,000	9,185,618
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2036	$1,460	$1,463,895
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	700	665,392
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	7,100	6,569,538
Series 2024, RB	6.00%	07/01/2059	2,750	2,840,807
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(a)(e)(j)	7.00%	07/01/2025	2,150	2,190,158
Series 2015 A, RB(a)(e)(j)	7.00%	07/01/2025	1,500	1,528,018
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(e)	5.00%	01/01/2031	1,500	1,513,792
Series 2016 A, Ref. RB(e)	5.00%	01/01/2046	8,700	8,317,464
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(e)	5.00%	01/01/2051	8,165	7,613,345
Washington (State of) Housing Finance Commission (Social Certificates); Series 2024-2, RB	4.22%	03/20/2040	11,530	11,298,643
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(e)	5.00%	07/01/2056	2,260	2,228,114
				106,573,916
West Virginia–1.38%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,150	3,152,974
Series 2013, Ref. RB(c)(e)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(c)(e)(h)	5.75%	06/01/2042	14,980	10,885,436
Series 2019 B, Ref. RB(c)(e)(h)	7.50%	06/01/2042	5,285	3,843,056
Huntington (City of), WV (Downtown Project No. 3);
Series 2024 A, Ref. RB	5.00%	06/01/2039	400	403,989
Series 2024 A, Ref. RB	5.50%	06/01/2049	450	461,685
Huntington (City of), WV (Kinetic Park Project No. 3);
Series 2024, Ref. RB	5.13%	06/01/2039	480	486,639
Series 2024, Ref. RB	5.63%	05/01/2050	480	489,643
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(e)	6.00%	06/01/2053	1,755	1,900,777
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(e)	5.75%	06/01/2043	7,000	7,162,370
Series 2020, Ref. RB(e)	7.50%	06/01/2043	13,100	14,102,201
Series 2021 A, Ref. RB(e)	4.13%	06/01/2043	2,810	2,552,227
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC); Series 2023, RB(b)(e)	9.50%	05/01/2043	20,000	19,000,000
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(e)	8.50%	12/01/2043	16,000	16,382,818
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(c)(e)	7.25%	02/01/2036	10,965	7,675,500
Series 2018, RB(b)(c)(e)	8.75%	02/01/2036	4,500	3,600,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group);
Series 2023 B, RB	6.00%	09/01/2048	3,000	3,425,519
Series 2023 B, RB	6.00%	09/01/2053	13,000	14,739,824
				110,764,658
Wisconsin–4.75%
Wisconsin (State of) Center District;
Series 2020 C, RB (INS - AGM)(f)(i)	0.00%	12/15/2055	24,900	6,051,955
Series 2020 D, RB (INS - AGM)(f)(i)	0.00%	12/15/2055	22,555	5,650,900
Series 2020, RB(a)(f)(j)	0.00%	12/15/2030	6,500	1,620,214
Series 2020, RB (INS - AGM)(f)(i)	0.00%	12/15/2060	27,015	5,320,901
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2037	5,820	4,476,027
Series 2017, Ref. RB	5.00%	08/01/2039	2,355	1,741,304
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	$3,950	$3,840,606
Series 2019, Ref. RB	5.00%	11/01/2046	1,000	950,154
Series 2019, Ref. RB	5.00%	11/01/2054	9,500	8,702,418
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,243,357
Wisconsin (State of) Public Finance Authority;
Series 2019, Ref. RB(e)	5.00%	09/01/2054	1,360	1,314,948
Series 2021, RB(e)(f)	0.00%	01/01/2061	20,865	1,655,417
Series 2023 A, Ref. RB(e)	6.25%	10/01/2053	1,000	1,056,105
Series 2023 B, RB(e)(f)	0.00%	07/01/2062	20,510	15,078,542
Series 2023, RB(e)	6.88%	07/01/2053	1,350	1,416,953
Series 2023, RB(e)	7.00%	07/01/2058	1,000	1,049,176
Series 2023, RB	5.75%	07/01/2062	19,084	20,347,102
Series 2024, RB(e)	5.50%	12/15/2028	8,096	8,124,099
Series 2024, RB(e)	12.00%	05/16/2029	4,750	4,876,302
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(e)	6.25%	06/01/2052	7,500	7,723,215
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB (Acquired 12/01/2017-11/16/2020; Cost $3,537,989)(c)(d)(e)	6.25%	10/01/2031	3,475	347,500
Series 2017 A, RB (Acquired 12/01/2017-01/13/2021; Cost $25,904,213)(c)(d)(e)	6.85%	10/01/2047	25,735	2,573,500
Series 2017 A, RB (Acquired 12/06/2017-10/08/2019; Cost $1,304,321)(c)(d)(e)	7.00%	10/01/2047	1,250	125,000
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(e)(f)	0.00%	12/15/2038	21,000	9,140,313
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)	6.25%	08/01/2027	1,550	1,499,625
Series 2017, RB(e)	6.75%	08/01/2031	15,590	13,992,025
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(e)	5.00%	06/15/2051	2,000	1,717,169
Series 2021 A, RB(e)	5.00%	06/15/2056	1,400	1,178,629
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(e)	5.13%	06/01/2048	10,500	10,506,718
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(f)	0.00%	02/01/2031	16,335	10,688,637
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(e)	5.88%	06/15/2054	750	761,140
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(e)	5.00%	06/01/2050	2,660	2,524,176
Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(e)	5.75%	10/01/2053	5,690	5,772,022
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $2,525,000)(c)(d)(e)	6.25%	11/01/2028	2,525	1,388,750
Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,467,094)(c)(d)(e)	6.85%	11/01/2046	34,350	18,892,500
Series 2017 B, RB (Acquired 01/23/2018; Cost $8,349,668)(c)(d)(e)	8.50%	11/01/2046	8,000	1,600,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(e)	6.13%	02/01/2048	5,465	5,342,198
Series 2020 A, RB(e)	6.13%	02/01/2050	3,305	3,207,798
Series 2022 A, RB(e)	6.13%	02/01/2050	3,580	3,474,710
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	3,855	3,642,377
Series 2019 A, RB	5.75%	12/01/2048	6,863	6,327,718
Wisconsin (State of) Public Finance Authority (Grand Hyatt San Antonio);
Series 2022 B, RB(e)	5.63%	02/01/2046	3,500	3,693,528
Series 2022 B, RB(e)	6.00%	02/01/2062	6,500	6,963,622
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(e)(f)	0.00%	09/01/2029	5,500	3,944,294
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	5.25%	06/15/2049	5,775	5,788,360
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(e)	6.25%	01/01/2038	11,000	4,950,000
Series 2018 A-1, RB(e)	6.38%	01/01/2048	16,520	7,434,000
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(e)	5.25%	05/15/2047	2,240	2,247,592
Series 2017 A, Ref. RB(e)	5.25%	05/15/2052	2,300	2,300,980
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(e)	5.00%	12/15/2054	4,725	4,731,657
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(e)	5.00%	06/01/2041	3,450	3,570,021
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(b)	7.25%	06/01/2035	$11,065	$11,628,060
Series 2017, Ref. RB(b)(e)	7.13%	06/01/2041	10,080	10,593,629
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.);
Series 2021 A, Ref. RB	3.75%	07/01/2031	3,350	3,171,543
Series 2021 A, Ref. RB	5.00%	07/01/2041	7,415	7,131,711
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	17,631,068
Series 2018 A, RB	5.35%	12/01/2045	24,750	25,543,272
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(e)	6.50%	01/01/2041	10,000	8,077,440
Series 2021 A, RB(e)	6.85%	01/01/2051	11,110	8,421,508
Wisconsin (State of) Public Finance Authority (Quality Education Academy);
Series 2023, RB(e)	6.25%	07/15/2053	160	172,578
Series 2023, RB(e)	6.50%	07/15/2063	1,175	1,279,093
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	5,000	5,024,473
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(e)	5.38%	12/15/2032	3,500	3,505,685
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(e)	5.00%	10/01/2053	8,350	8,248,877
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(e)(f)	0.00%	12/15/2034	4,250	2,346,907
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(e)	5.00%	06/15/2052	1,000	1,001,846
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	4.00%	10/01/2049	1,250	1,199,797
Wisconsin (State of) Public Finance Authority (WhiteStone);
Series 2017, Ref. RB(e)	5.00%	03/01/2052	2,300	2,132,279
Series 2020, RB(e)	5.25%	03/01/2055	6,000	5,736,976
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	5.00%	12/01/2031	4,330	4,099,708
				382,512,704
Total Municipal Obligations (Cost $8,778,535,272)				8,662,346,905
U.S. Dollar Denominated Bonds & Notes–0.01%
Puerto Rico–0.01%
AES Puerto Rico, Inc. (Cost $947,344)(h)	12.50%	03/04/2026	965	936,149
			Shares
Exchange-Traded Funds–0.01%
Invesco Municipal Strategic Income ETF (Cost $872,610)(q)			17,000	875,840

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(h)			290,796	0
TOTAL INVESTMENTS IN SECURITIES(r)–107.53% (Cost $8,780,355,226)				8,664,158,894
FLOATING RATE NOTE OBLIGATIONS–(9.99)%
Notes with interest and fee rates ranging from 3.38% to 3.53% at 11/30/2024 and contractual maturities of collateral ranging from 10/01/2029 to 11/01/2059(s)				(805,190,000)
OTHER ASSETS LESS LIABILITIES–2.46%				198,192,690
NET ASSETS–100.00%				$8,057,161,584
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $264,537,795, which represented 3.28% of the Fund’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at November 30, 2024 was $262,638,651, which represented 3.26% of the Fund’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $1,692,946,642, which represented 21.01% of the Fund’s Net Assets.

(f)	Zero coupon bond issued at a discount.
(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $265,190,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$-	$872,610	$-	$3,230	$-	$875,840	$8,749

(r)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Fund’s investments with a value of $1,170,195,427 are held by TOB Trusts and serve as collateral for the $805,190,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$8,636,471,192	$25,875,713	$8,662,346,905
U.S. Dollar Denominated Bonds & Notes	—	—	936,149	936,149
Exchange-Traded Funds	875,840	—	—	875,840
Preferred Stocks	—	—	0	0
Total Investments in Securities	875,840	8,636,471,192	26,811,862	8,664,158,894
Other Investments - Assets
Investments Matured	—	57,157,745	1,163,973	58,321,718
Total Investments	$875,840	$8,693,628,937	$27,975,835	$8,722,480,612
Invesco High Yield Municipal Fund